As filed with the Securities and Exchange Commission on April 30, 2003
                                                            File Nos. 033-22925
                                                                       811-05279

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-4

             Registration Statement under the Securities Act of 1933
                         Post-Effective Amendment No. 23

                                     and/or

         Registration Statement under the Investment Company Act of 1940
                                Amendment No. 25

                    CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Charter National Life Insurance Company
                               (Name of Depositor)

                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-5000
         (Address and Telephone Number of Depositor's Principal Offices)


                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                     Charter National Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   Copies to:

Joseph P. Rath, Esquire                  John R. Mathews, Esquire
ALFS, Inc.                               Charter National Life Insurance Company
3100 Sanders Road, Suite J5B             3100 Sanders Road, Suite J5B
Northbrook, Illinois 60062               Northbrook, Illinois 60062

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1,2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Charter National Variable Annuity Account under deferred variable annuity contracts.

                              SCUDDER HORIZON PLAN

                          PROSPECTUS DATED MAY 1, 2003

              A NO-LOAD FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   OFFERED BY
                    CHARTER NATIONAL LIFE INSURANCE COMPANY
                                  THROUGH THE
                   CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

This prospectus describes the Scudder Horizon Plan Contract ("Contract"). TO LEARN MORE ABOUT THE CONTRACT, YOU MAY WANT TO LOOK AT THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 (THE "SAI). FOR A FREE COPY OF THE SAI, CONTACT US AT:

Scudder Horizon Plan
Customer Service Center
PO Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:                                              .
2940 S 84th Street
Lincoln, NE 68506
-800-242-4402



Charter has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 27 of this prospectus.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Contract.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEW CONTRACTS ARE NO LONGER OFFERED FOR SALE.

The Contract has 10 investment alternatives -- a general account (paying a guaranteed minimum fixed rate of interest) and 9 sub-accounts of the Charter National Variable Annuity Account. Money you direct to a sub-account is invested exclusively in a single portfolio of the Scudder Variable Series I or Scudder Variable Series II. The 9 mutual fund portfolios we offer through the sub-accounts under this Contract are:

SCUDDER VARIABLE SERIES I             . Growth and Income Portfolio
.. Balanced Portfolio
                                      . International Portfolio
.. Bond Portfolio
                                      . Money Market Portfolio
.. Capital Growth Portfolio
                                      . 21st Century Growth Portfolio
.. Global Discovery Portfolio


SCUDDER VARIABLE SERIES II
.. Growth Portfolio





VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

.. The investment performance of the portfolios in which the sub-accounts invest will vary.

.. We do not guarantee how any of the portfolios will perform.

.. The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract.

.. Neither the U.S. Government nor any Federal agency insures your investment in the Contract.



The Contract is designed to aid you in long-term financial planning.


                                       1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
DEFINITIONS                      3
--------------------------------------------------------------------------------
SUMMARY                          4
--------------------------------------------------------------------------------
EXPENSE TABLE                    5
--------------------------------------------------------------------------------
  Financial Statements           7
--------------------------------------------------------------------------------
CALCULATION OF YIELDS AND TOTAL RETURNS 7
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA           8
--------------------------------------------------------------------------------
CHARTER AND THE VARIABLE ACCOUNT 8
--------------------------------------------------------------------------------
  Charter National Life Insurance Company 8
--------------------------------------------------------------------------------
  Charter National Variable Annuity Account 9
--------------------------------------------------------------------------------
  Services Agreements with Allstate 9
--------------------------------------------------------------------------------
THE FUNDS                        9
--------------------------------------------------------------------------------
THE CONTRACT                     10
--------------------------------------------------------------------------------
  Contract Application and Issuing the Contract 10
--------------------------------------------------------------------------------
  Examination Period             11
--------------------------------------------------------------------------------
  Payments                       11
--------------------------------------------------------------------------------
  Transfers                      12
--------------------------------------------------------------------------------
  Account Value                  13
--------------------------------------------------------------------------------
  Contract Ownership             14
--------------------------------------------------------------------------------
  Assignment of Contract         14
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY             15
--------------------------------------------------------------------------------
  Full and Partial Surrenders    15
--------------------------------------------------------------------------------
  Annuity Payments               15
--------------------------------------------------------------------------------
  Annuity Income Options         16
--------------------------------------------------------------------------------
  Maturity Date                  16
--------------------------------------------------------------------------------
  Death Benefit                  17
--------------------------------------------------------------------------------
BENEFICIARY PROVISIONS           17
--------------------------------------------------------------------------------
  Death of Owner                17
--------------------------------------------------------------------------------
  Employment Related Benefit Plans 17
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
EXPENSES                         17
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge 18
--------------------------------------------------------------------------------
  Contract Administration Charge 18
--------------------------------------------------------------------------------
  Records Maintenance Charge     18
--------------------------------------------------------------------------------
  Premium Taxes                  18
--------------------------------------------------------------------------------
  Other Taxes                    18
--------------------------------------------------------------------------------
  Transfer Charges               18
--------------------------------------------------------------------------------
  Portfolio Charges              18
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS              19
--------------------------------------------------------------------------------
  Taxation of Charter Life Insurance Company 19
--------------------------------------------------------------------------------
GENERAL PROVISIONS               24
--------------------------------------------------------------------------------
  The Contract                   24
--------------------------------------------------------------------------------
  Delay of Payment and Transfers 24
--------------------------------------------------------------------------------
  Contract Expiration            24
--------------------------------------------------------------------------------
  Misstatement of Age or Sex     25
--------------------------------------------------------------------------------
  Nonparticipating Contract      25
--------------------------------------------------------------------------------
  Notices and Inquiries          25
--------------------------------------------------------------------------------
  Records and Reports            25
--------------------------------------------------------------------------------
SERVICES AGREEMENT               25
--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACT     25
--------------------------------------------------------------------------------
THE GENERAL ACCOUNT              25
--------------------------------------------------------------------------------
VOTING RIGHTS                    26
--------------------------------------------------------------------------------
LEGAL MATTERS                    26
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION           26
--------------------------------------------------------------------------------
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION 27
--------------------------------------------------------------------------------
APPENDIX A -- CONDENSED FINANCIAL INFORMATION 28
--------------------------------------------------------------------------------


                                       2 PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT VALUE -- Your Contract's total value in the sub-accounts and the general account. The Contract refers to account value as "Accumulated Value."

AGE -- The annuitant's age on his or her birthday nearest to the Contract Anniversary.

ANNUITANT -- The person whose life is used to determine the duration and amount of any annuity payments. If the annuitant dies before the Maturity Date, we will pay a death benefit.

ANNUITY PAYMENTS -- After the Maturity Date, we promise to pay you an income in the form of regular fixed annuity payments. The amount of the annuity payments depends on the amount of money you accumulate in the Contract before the Maturity Date and on the annuity income option you choose.

BENEFICIARY -- The person(s) you select to receive the benefits of the Contract if no Owner is living.

CONTRACT DATE -- The date listed in the Contract that we use to determine Contract years, Contract months, and Contract anniversaries. The Contract Date is usually the same date as the Effective Date.

DEATH BENEFIT -- An amount we pay if the annuitant dies before the Maturity Date. The death benefit is the greater of the account value or the Guaranteed Death Benefit.

DECLARATION PERIOD -- A period of time between 1 and 3 years during which we will credit specified rates of interest on payments you allocate to the general account.

EFFECTIVE DATE -- A date within two business days after we have received a completed application and the full initial payment.

FUNDS -- The Scudder Variable Series I and Scudder Variable Series II are open-end, diversified management investment companies in which the sub-accounts invest.

GENERAL ACCOUNT -- The account containing all of Charter's assets, other than those held in its separate accounts.

GUARANTEED DEATH BENEFIT -- The sum of the payments you made, less any partial surrenders.

HOME OFFICE -- The home office of Charter is located at 3100 Sanders Road, Northbrook, IL 60062. Charter's customer service center and administrative office are located at 2940 S. 84th Street, Lincoln, NE 68506.

JOINT ANNUITANT -- If you select annuity income option 2, you may designate a joint annuitant. We will use the joint annuitant's life, in addition to the annuitant's life, to determine the duration of the annuity payments.

JOINT OWNER -- A person sharing the privileges of ownership as stated in the Contract. If a joint owner is named, Charter will presume ownership to be as joint tenants with right of survivorship.

MATURITY DATE -- The date on which your account value is applied to an annuity income option, if the annuitant is living.

MONTHLY ANNIVERSARY -- The same date in each month as the Contract Date.

NET PAYMENT -- A payment less any applicable premium taxes.

NONQUALIFIED CONTRACT -- A Contract other than a Qualified Contract.

OWNER (YOU, YOUR) -- The person having the privileges of ownership stated in the Contract, including the right to receive annuity payments if the annuitant is living on the Maturity Date and the Contract is in force.

PORTFOLIO -- A separate investment portfolio of the Fund in which a sub-account of the Variable Account invests.

PROOF OF DEATH -- One of the following: (i) a certified copy of a death certificate, (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or (iii) any other proof satisfactory to Charter.

QUALIFIED CONTRACT -- A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment.

SUB-ACCOUNT -- An investment division of the Variable Account. Each sub-account invests exclusively in a single portfolio of the Fund.

UNIT VALUE -- The value of each unit of a sub-account. It is calculated each Valuation Period. It is similar to the net asset value of a mutual fund.

VALUATION DATE -- Each day on which we value the assets in the sub-accounts, which is each day on which the New York Stock Exchange (NYSE) is open for trading. We are open for business on each day the NYSE is open.

VALUATION PERIOD -- The period that begins at the close of one Valuation Date and ends at the close of the next Valuation Date.

VARIABLE ACCOUNT -- Charter National Variable Annuity

Account, a separate account composed of sub-accounts which we established to receive and invest the portion of net payments under the Contract that you do not allocate to our general account.

WE, US, OUR, CHARTER, THE COMPANY -- Charter
National Life Insurance Company.


                                       3 PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

This summary answers certain basic questions you may have about the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.


WHY SHOULD I PURCHASE THIS CONTRACT?
The Contract provides a way for you to invest on a tax-deferred basis in the sub-accounts of the Variable Account and in the general account. The Contract is designed to enable you to accumulate money for retirement and other long-term investment purposes. "Tax-deferred" means that earnings and appreciation on the assets in your Contract are generally not taxed until you take money out by a full or partial cash surrender or by annuitizing the Contract, or until we pay the death benefit.


HOW CAN I PURCHASE THE CONTRACT?
You may purchase the Contract from us (Charter

National Life Insurance Company) for a minimum payment of $2,500 ($2,000 for certain Qualified Contracts). We do not deduct a commission or sales charge from any payment you make. You may make additional payments under the Contract, subject to certain conditions. Send your payments to:

Scudder Horizon Plan
Customer Service Center

Mailing address:
P.O. Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:
2940 S. 84th Street
Lincoln, NE 68506


WHAT ANNUITY BENEFITS ARE OFFERED UNDER THE CONTRACT?
The Contract allows you to receive fixed annuity payments under one of three annuity income options. Annuity payments begin after the Maturity Date, provided the annuitant is living. The three annuity income options currently available are: (i) life annuity with installment refund; (ii) joint and survivor life annuity with installment refund; and (iii) installments for life.

Other annuity income options may be available on the Maturity Date. The dollar amount of each annuity payment will be fixed on the Maturity Date and guaranteed by us.


WHAT INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?
You may invest your money in any of the following portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments into the corresponding sub-accounts:

.. Balanced

.. Bond

.. Capital Growth

.. Global Discovery

.. Growth

.. Growth and Income

.. International

.. Money Market

.. 21st Century Growth

Each sub-account invests in Class A shares of its corresponding portfolio. The assets of each portfolio are held separately from the assets of other portfolios and each has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the portfolios. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolios. Your investment in the sub-accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted. You bear the investment risk for amounts you invest in the sub-accounts.


WHAT FIXED RATE OPTIONS ARE AVAILABLE UNDER THE CONTRACT?
You may allocate funds to the general account and receive a specified rate of return. We will credit interest to your payments for the length of the Declaration Period you choose at a guaranteed rate we specify in advance. We offer Declaration Periods of 1 and 3 years. At the end of the Declaration Period, you have the option to move funds into any available sub-account or into another Declaration Period that has a new specified rate of interest that we guarantee will be no less than 3.5%.

We guarantee interest, as well as principal, on money placed in the general account.


WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?
We established the Variable Account to invest the payments we receive under our variable annuities, including this Contract. The Variable Account is divided into sub-accounts. Each sub-account invests exclusively in a portfolio of the Fund. Under Illinois law, the assets in the Variable Account associated with the Contract are not affected by, nor chargeable with, liabilities arising out of any other business we conduct.


CAN I TRANSFER ASSETS WITHIN THE CONTRACT?
Yes. You have the flexibility to transfer assets within the Contract. You may transfer amounts among the sub-accounts and from the sub-accounts to the general account at any time. You may also transfer amounts from the general account to the sub-accounts or within the general account at the end of a Declaration Period.


                                       4 PROSPECTUS

We do not impose a charge for any transfers. In the future, we may impose a transfer charge of $10 for the third and subsequent transfer requests made during a Contract Year.


WHAT ARE MY EXPENSES UNDER THE CONTRACT?
On each Valuation Date, we deduct an Administrative Expense Charge at an annual rate of 0.30%, and a Mortality and Expense Risk Charge at an annual rate of 0.40%, from the amount you have invested in each sub-account. These charges are not deducted from the general account. We do not charge an annual maintenance fee, although the Contract permits us to deduct a maximum fee of $40 in the future.

We will deduct state premium taxes, which currently range from 0% to 3.5%, if your state requires us to pay premium taxes. We will deduct the taxes either when we incur the tax or at a later time.

We do not deduct any surrender charges on full or partial surrenders.

The portfolios also deduct investment charges from amounts you have invested in the portfolios through the sub-accounts. These charges range from 0.43% to 1.19% annually, depending on the portfolio. See the prospectus for the Fund and the Fee Table in this Prospectus.


DO I HAVE ACCESS TO MY MONEY IN THE CONTRACT?
Yes. You may make a full or partial surrender of the Contract at any time before the Maturity Date or the annuitant's death. No surrender charges apply.


WHAT IS THE DEATH BENEFIT?
If the Annuitant dies before the Maturity Date, we pay you, the Owner, the greater of the Account Value or the Guaranteed Death Benefit. If the Owner of a Nonqualified Contract dies before the Maturity Date and before the Annuitant's death, then we will pay the Account Value in a lump sum to the Joint Owner no later than 5 years following the Owner's death (if there is no joint Owner, then we will pay the beneficiary).


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE CONTRACT?
The Contract's earnings are generally not taxed until you take them out. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

During the Payout Phase, a portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


CAN THE CONTRACT BE RETURNED AFTER I RECEIVE IT?
Yes. You may return the Contract for a refund by returning the Contract to our customer service center within 10 days after you receive it. As permitted by federal or state law, the amount of the refund will generally be the initial payment, plus (or minus) gains (or losses) from investing the payment in the sub-accounts you selected on your application, plus interest earned on amounts you allocated to the general account. In some states you may have more than 10 days, or receive a different refund amount. See "Examination Period" and "State Exceptions."


EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawal or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes also may apply, although they are not reflected in the tables.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Payments                                         None
-------------------------------------------------------------------------------
Deferred Sales Load                                                    None
-------------------------------------------------------------------------------
Surrender Fee                                                          None
-------------------------------------------------------------------------------
Transfer Charge (transfers made between sub-accounts and/or to the     None*
 general account during a Contract Year)
-------------------------------------------------------------------------------

                                     5 PROSPECTUS

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Records Maintenance Charge                                               N o n e
-----------------------------------------------------------------------------------------

                                                                           *



VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE VARIABLE ACCOUNT)

Mortality and Expenses Risk Charge                                       0.40%
-------------------------------------------------------------------------------
Contract Administrative Charge                                           0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                   0.70%
-------------------------------------------------------------------------------



*Charter does not currently impose a transfer charge or annual Records Maintenance Charge, but we reserve the right to impose either or both of these charges in the future.


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees and                   0.43%                    1.19%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.





                                       6 PROSPECTUS

EXAMPLES
--------------------------------------------------------------------------------


EXAMPLE 1


This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                       1  Year         3 Years        5 Years          10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $194            $    599      $1,030           $2,227
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $116            $    361      $  625           $1,380
Portfolio Expenses
---------------------------------------------------------------------------------------------------



EXAMPLE 2


This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year         3 Years        5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio           $194            $    599      $1,030           $2,227
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio           $116            $    361      $  625           $1,380
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 0.40% AND AN ADMINISTRATIVE EXPENSE CHARGE OF 0.30%.

The expense table and examples above are based upon the current level of charges deducted under the Contract. In the future, we may increase the Mortality and Expense Risk Charge to 0.70% per year, establish a Records Maintenance Charge of up to $40 per year and impose a transfer charge of $10 for the third and each subsequent transfer request made during a Contract Year. We currently have no intention of changing our charges.

Neither the expense table nor the examples reflect the deduction of any premium tax.

A financial history of each sub-account is included in Appendix A of this Prospectus.


FINANCIAL STATEMENTS
The financial statements of Charter and the Variable Account are included in the SAI.


CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

We may periodically advertise yields and standard total returns for the sub-accounts and the portfolios. These figures will be based on historical earnings and are not intended to indicate future performance.


                                       7 PROSPECTUS

Yields and standard total returns include all charges and expenses you would pay under the Contract -- the Mortality and Expense Risk Charge (0.40%) and the Contract Administration Charge (0.30%).

The yield of the Money Market sub-account refers to the annualized investment income that an investment in the sub-account generates over a specified seven-day period. The effective yield of the Money Market sub-account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a sub-account (except the Money Market sub-account) refers to the annualized income that an investment in the sub-account generates over a specified thirty-day period.

The average annual total return of a sub-account assumes that an investment has been held in the sub-account for certain periods of time including the period measured from the date the sub-account began operations. We will provide the average annual total return for each sub-account that has been in operation for 1, 5, and 10 years. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods.

The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the SAI.


OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------

We may disclose other performance data, such as cumulative total return and nonstandard total returns. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the portfolios since their inception that is reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance data includes data that precedes the inception dates of the sub-accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the SAI.

Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each sub-account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a sub-account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's rating of Charter as an insurance company.


CHARTER AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


CHARTER NATIONAL LIFE INSURANCE COMPANY
Charter was originally incorporated as a stock life insurance company under the laws of the State of Missouri on December 7, 1955. On December 21, 1999, Charter was redomesticated to the State of Illinois. Charter principally engages in the offering of insurance products. We are authorized to conduct business in 49 states, the District of Columbia and Puerto Rico. Our home office is located at:
3100 Sanders Road, Northbrook, IL 60062.

On July 1, 1999, Charter became a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of the State of Illinois. Charter was previously a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"). Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. Allstate Insurance Company is wholly owned by The Allstate Corporation, a Delaware corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A- (Excellent) financial strength rating to Charter. This rating does not reflect the investment performance of the Variable Account. We may from time to time advertise this rating in our sales literature.

                                          8 PROSPECTUS

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
Charter originally established the Variable Account as a separate investment account under the laws of the State of Missouri on May 15, 1987. Since December 21, 1999, in conjunction with the redomestication of Charter to the State of Illinois, the Variable Account has been governed by the laws of the State of Illinois. The Variable Account receives and invests the payments under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

Under Illinois law, that portion of the assets of the Variable Account equal to the reserves and other contract liabilities connected with the account shall not be chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account, however, will be available to cover the liabilities of our general account to the extent that Variable Account assets exceed its liabilities arising under the variable annuity contracts it supports. The obligations under the Contracts are obligations of Charter.

The Variable Account is divided into sub-accounts. Each sub-account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. Income, gains and losses from each sub-account's assets are credited to or charged against such sub-account without regard to income, gains or losses of any other sub-account or income, gains, or losses arising out of our other business.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or Charter by the SEC.


SERVICES AGREEMENTS WITH ALLSTATE
On September 2, 1998, Charter and Leucadia entered into a coinsurance agreement with Allstate Life Insurance Company reinsuring 100% of Charter's rights, liabilities and obligations with respect to the Variable Account under the Contracts. On the same date, Charter and Allstate entered into an administrative services agreement under which Allstate or an affiliate will administer the Contracts. Neither of these agreements will change the fact that Charter is primarily liable to you under your Contract.


THE FUNDS
--------------------------------------------------------------------------------

The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, diversified management investment companies. Deutsche Investment Management Americas Inc. is the investment advisor to the mutual fund portfolios available under the Contract.

The sub-accounts invest in Class A shares of the following portfolios:



SCUDDER VARIABLE SERIES I
  Balanced
  Bond
  Capital Growth
  Global Discovery
  Growth and Income
  International
  Money Market
  21/st/ Century Growth


SCUDDER VARIABLE SERIES II
  Growth

If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of Securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-accounts that invest in additional mutual funds. We will notify you in advance of any changes.

In addition to the Variable Account, the Fund's shares are sold to variable life insurance and variable annuity separate accounts of other insurance companies, including an insurance company affiliated with us. Someday, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Fund. But, currently neither the Fund nor Charter foresees any such disadvantages to either variable annuity owners or variable life insurance owners. The Fund's management intends to monitor events in order to identify any material conflicts between or among


                                       9 PROSPECTUS
variable annuity owners and variable life insurance owners and to determine what response, if any, they should take. In addition, if we believe that the Fund's response to any of those events or conflicts insufficiently protects our Owners, then we will take appropriate action.

PORTFOLIO:                           EACH PORTFOLIO SEEKS:
--------------------------------------------------------------------------------------------
Balanced Portfolio                   a balance of growth and income, and also long-term
                                     preservation of capital
--------------------------------------------------------------------------------------------
Bond Portfolio                       to invest for a high level of income consistent with a
                                     high quality portfolio of debt securities
--------------------------------------------------------------------------------------------
Capital Growth Portfolio             to maximize long-term capital growth
--------------------------------------------------------------------------------------------
Global Discovery                     above average capital appreciation over the long term
--------------------------------------------------------------------------------------------
Growth                               long-term growth of capital
--------------------------------------------------------------------------------------------
Growth and Income Portfolio          long-term growth of capital, current income and growth
                                     of income
--------------------------------------------------------------------------------------------
International Portfolio              long-term growth of capital
--------------------------------------------------------------------------------------------
Large Company Growth Portfolio       long-term growth of capital
--------------------------------------------------------------------------------------------
                                     to maintain the stability of capital and, consistent
Money Market Portfolio               therewith, to maintain the liquidity of capital and to
                                     provide current income
--------------------------------------------------------------------------------------------
21st Century Growth Portfolio        long-term growth of capital
--------------------------------------------------------------------------------------------


Each portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The income or losses of one portfolio have no effect on another portfolio's investment performance.

Deutsche Investment Management Americas Inc. (the "advisor"), an investment advisor registered with the SEC under the Investment advisors Act of 1940, as amended, manages daily investments and business affairs of the Fund, subject to the policies that the Fund's Trustees established. See the Fund's prospectus for information regarding the advisor's fees.

The general public may not purchase these underlying portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment advisor that are sold directly to the public. You should not expect that the investment results of the other portfolios would be similar to those of the underlying portfolios.

There is no assurance that any portfolio will achieve its objective. The Scudder
                                                                         -------
Variable Series I and Scudder Variable Series II prospectuses contain more
------------------------------------------------
detailed information, including a description of the risks involved in investing in each portfolio and a description of each portfolio's investment objective. A copy of the Fund's prospectuses are attached to this Prospectus. You should carefully read the Fund's prospectus before investing in a Contract.


THE CONTRACT
--------------------------------------------------------------------------------

The description of the Contract contained in this prospectus is qualified in its entirety by reference to the contract for the Flexible Premium Deferred Variable Annuity. We have filed a copy of the Contract as an exhibit to this Registration Statement. It is available upon request from us.

This Contract cannot be jointly owned by both a non-natural and a natural person.


CONTRACT APPLICATION AND ISSUING THE CONTRACT
The Contract is available to individuals and certain retirement plans. It is also available as an individual retirement annuity (IRA) that qualifies for special Federal income tax treatment. The Contract is not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

If you purchase a Contract which qualifies as an IRA under Section 408(b), you should be aware that the Code imposes certain restrictions on those Contracts.

Before we issue a Contract, we must receive your properly completed application and a minimum payment of $2,500 ($2000 for an IRA). We will mail you a Premium Receipt form if you request one. You must name the annuitant in the Contract application. If the Contract qualifies as an IRA under Section 408(b), then you must be the annuitant. We reserve the right to decline an application for any reason. If we decline an application, then we will refund the full initial payment.

If we do not decline an application, when we deliver the Contract to you, the Contract will be deemed to have commenced as of the Effective Date. The Effective Date is a date within two business days after we receive a completed application and the full initial payment. The


                                       10 PROSPECTUS

Contract Date will be the same as the Effective Date unless the Effective Date is the 29th, 30th, or 31st of the month, in which case the Contract Date will be the 28th day of the same month. We use the Contract Date to determine Contract Years, Contract Months, and Contract Anniversaries.


EXAMINATION PERIOD
You may cancel the Contract for a refund within 10 days after you receive the Contract, or any longer period your state may require. Depending on the laws of the state of issue and your age, we will refund the initial payment in one of the following methods. See your Contract for details.

RETURN OF PREMIUM PLUS OR MINUS INVESTMENT EXPERIENCE. In most states, if you return the Contract, we will refund the initial payment, plus or minus gains or losses from investing the payment in the sub-accounts you chose on your application, plus any interest earned on the amount you allocated to the general account. We will calculate these refunds as of the date that we receive the Contract. If you allocate all or part of the payment to the sub-accounts, then the amount of your refund may be more or less than the initial payment, depending on the investment performance of your selected sub-accounts. If you allocate all of the payment to the general account, then we will always refund an amount equal to or greater than the payment.

RETURN OF PREMIUM. If your state requires us to refund your premium to you, then we will refund the greater of: (1) the initial payment, or (2) the account value plus any amount deducted for taxes or charges from the initial payment. We will calculate your refund as of the date we receive the Contract. During the Examination Period, the portion of the initial payment you allocated to the Variable Account will be invested in the Money Market sub-account. Once the Examination Period expires, we will reallocate the account value to the sub-accounts you select.


PAYMENTS
You should make all checks or drafts payable as directed on the application. You can also make payments by requesting on your application that Scudder Investor Services, Inc. redeem shares in an existing Scudder mutual fund account and apply the proceeds toward a payment.

INITIAL PAYMENT. The minimum initial payment you must pay to purchase a Contract is $2,500 ($2,000 in the case of some Qualified Contracts). The initial payment is the only payment we require you to make under the Contract. When you make the initial payment, you must specify whether it is for a purchase of a Non qualified or Qualified Contract.

If the initial payment is derived from an exchange or surrender of another annuity contract, then we may require that you provide information about the Federal income tax status of the previous annuity contract. We reserve the right to waive the minimum initial payment amount and accept less than $2,500.

If we receive a properly completed application with the initial payment, then we will credit that payment to the Contract within two business days of receiving the payment. We may deduct premium taxes from the payment before we credit it to the Contract. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment.


ADDITIONAL PAYMENTS
You may make additional payments while the annuitant is living and before the Maturity Date. Currently, there is no minimum additional payment amount or maximum number of additional payments per Contract Year. In the future, we may require that each additional payment be at least $1,000 and limit the frequency of additional payments to a maximum of four per Contract Year.

We will credit any additional payments t o the Contract upon receiving them at our customer service center.

AUTOMATIC INVESTMENT PLAN. You may arrange to make regular investments ($50 minimum) into any of the sub-accounts through automatic deductions from your checking account. The Automatic Investment Plan cannot be used to allocate money to the general account. Please call (800) 242-4402 for more information.

LIMITATIONS ON PAYMENTS. We reserve the right to reject any initial payment. We may require you to complete a financial questionnaire for payments in excess of $250,000. If any additional payments would cause your total payments to exceed $1,000,000, we may reject those payments. We will reject any payment that would cause the account value in the general account to exceed $500,000.


ALLOCATING PAYMENTS
You may allocate payments to one or more of the sub-accounts, to the general account, or to both. If you allocate any portion of a payment to the general account, then you must specify the Declaration Period(s) to which you are allocating those funds. You must specify the payment allocations in your application. We will allocate the initial payment according to your specifications, once we receive it at our customer service center.






                                       11 PROSPECTUS

YOU MUST MAKE ALL ALLOCATIONS IN WHOLE PERCENTAGES AND THEY MUST TOTAL 100%. IF THE ALLOCATIONS DO NOT TOTAL 100%, THEN WE WILL RECOMPUTE THE ALLOCATIONS PROPORTIONATELY BY DIVIDING THE PERCENTAGE IN EACH SUB-ACCOUNT YOU SELECTED, BY THE SUM OF THE PERCENTAGES YOU INDICATED. WE WILL APPLY THIS NEW PERCENTAGE TO THE PAYMENT. THE FOLLOWING EXAMPLE ILLUSTRATES HOW WE MAKE THIS RECOMPUTATION:

EXAMPLE

                INDICATED ALLOCATION                 ACTUAL ALLOCATION
                --------------------                -------------------
Sub-Account #1           25%          25% / 105% ^          24%
Sub-Account #2           40%          40% / 105% ^          38%
Sub-Account #3           40%          40% / 105% ^          38%
Total                   105%          Total                100%


WE WILL ALLOCATE ALL PAYMENTS AT THE TIME WE CREDIT SUCH PAYMENTS TO YOUR CONTRACT.

We will allocate any additional payments you make to the sub-accounts and/or the general account in the same proportion as the initial payment. You may change the allocation percentages by sending us written notice. Once you make a change in allocation, we will allocate all future payments in accordance with your new allocation percentages. This will continue until you send us written notice of any changes. However, if you have funds deducted from a checking account under the Automatic Investment Plan option, then you must provide us with written notice to change the allocation of future additional payments.


TRANSFERS
Before the Maturity Date, you may transfer amounts among the sub-accounts, between the sub-accounts and the general account, and between different Declaration Periods in the general account.

You may transfer amounts from the general account to any of the sub-accounts and to different Declaration Periods in the general account only at the end of the Declaration Period to which you allocated that amount. You may transfer amounts from a sub-account to the general account at any time, as long as that transfer would not cause your Contract's value in the general account to exceed $500,000.

We do not impose a charge for any transfers. In the future, if you request more than two transfers during a Contract Year, we may deduct $10 from each sub-account from which you transfer funds.

You must request a transfer by sending us written notice or by telephone (if you have a currently valid telephone transfer request form on file with us). We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, then we will not be liable for any losses due to unauthorized or fraudulent instructions. If we do not follow those reasonable procedures, then we may be liable for such losses. The procedures we follow for telephone transfers include confirming the correct name, the contract number and the personal code for each telephone transfer.

The Contract is intended for long-term investments. Frequent trading in response to short term fluctuations in the market can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. At our discretion, we may restrict, limit or refuse transfers, which are considered by us to be to the disadvantage of Contract owners or may have a detrimental effect on a Portfolio.


EXCESSIVE TELEPHONE TRANSFER TRADING LIMITS
We reserve the right to limit the number of telephone transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account telephone transfer request, if:

.. we believe, in our sole discretion, that excessive telephone transfer trading by such Contract owner or owners, or a specific transfer request or group of transfer requests may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive telephone transfer trading or because they believe that a specific telephone transfer or groups of telephone transfers would have a detrimental effect on the prices of Fund shares.

At any time we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We will deem transfers effective and determine values in connection with transfers at the end of the Valuation Period during which we receive the transfer request.


                                       12 PROSPECTUS

ASSET REBALANCING OPTION. You may select the Asset Rebalancing Option if you wish to maintain a particular percentage allocation among the sub-accounts. With Asset Rebalancing, we automatically reallocate the account value in the sub-accounts quarterly to your selected allocations. Over a period of time, this method of investing may help you buy low and sell high although there can be no assurance of this. This investment method does not assure profits and does not protect against a loss in declining markets.

To elect the Asset Rebalancing Option, the account value in your Contract must be at least $2,500 and we must receive a completed Asset Rebalancing Option form at our customer service center. You must designate the sub-accounts and the percentage allocations that you want us to rebalance each quarter. The percentages must total 100%. If you elect the Asset Rebalancing Option, then all the new money you direct into the sub-accounts will be included in the Asset Rebalancing Option. You may not participate in Dollar Cost Averaging and Asset Rebalancing at the same time. The general account is not available for the Asset Rebalancing Option.

Selecting Asset Rebalancing will result in the transfer of funds to one or more of the sub-accounts on the date you specify. If you have specified, or we receive the form on, the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date or if we receive the request after your specified date, then we will transfer funds on the date we receive the Asset Rebalancing Option form and on the quarterly anniversary of the applicable date thereafter. We will execute the rebalancing and determine all values in connection with the rebalancing at the end of the Valuation Date on which the transfers occur. If the effective date is not a Valuation Date, then the transfer will occur on the next Valuation Date.

You may terminate this option at any time by sending us written notice. We will automatically terminate this option if you request any transfers outside the Asset Rebalancing program. If you wish to resume the Asset Rebalancing Option after it has been canceled, then you must complete a new Asset Rebalancing Option form and send it to our customer service center. We may discontinue, modify, or suspend the Asset Rebalancing Option at any time.

DOLLAR COST AVERAGING. Dollar Cost Averaging is a systematic method of investing by which you purchase units in fixed dollar amounts so that the cost is averaged over time. You may begin Dollar Cost Averaging by authorizing us to make periodic transfers from any one sub-account to one or more other sub-accounts. Amounts transferred will purchase units in those sub-accounts at that sub-account's Unit Value as of the Valuation Date on which the transfer occurs. Since the value of the units will vary, the amounts transferred to a sub-account will purchase more units when the Unit Value is low and fewer units when the Unit Value is high. Similarly, the amounts transferred to a sub-account will result in the liquidation of more units when the Unit Value is low and fewer units when the Unit Value is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets.

You may elect Dollar Cost Averaging if the account value in your Contract is at least $2,500 and you send our customer service center a completed Dollar Cost Averaging form. You must designate the frequency of the transfers, the expiration date for the program, the sub-account from which to take the transfers, the sub-accounts to receive the funds, and the allocation percentages.

You may not participate in Dollar Cost Averaging and Asset Rebalancing at the same time. The general account is not available for the Dollar Cost Averaging Option.

After we receive a completed Dollar Cost Averaging form, we will transfer your designated amounts from the sub-account from which you wish to make transfers to your chosen sub-accounts. $50 is the minimum amount that you may transfer. Each transfer occurs on your specified date. If you specify, or we receive the form on the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date, then we will transfer the funds on the monthly, quarterly, semiannual or annual anniversary (whichever corresponds to your selected frequency) of the date that we received your completed Dollar Cost Averaging form. The amounts transferred will receive the Unit Values for the affected sub-accounts at the end of the Valuation Date on which the transfers occur. If the anniversary is not a Valuation Date, then the transfer will occur on the next Valuation Date. Dollar Cost Averaging will terminate when we have transferred the total amount elected, or when the value in the sub-account from which transfers are made is insufficient to support the requested transfer amount.

You may terminate this option at any time by sending us written notice. When we receive written notice that you want to terminate Dollar Cost Averaging, then we will stop all transfers, unless you instruct otherwise. You must complete a new Dollar Cost Averaging option form and send it to our customer service center if you wish to continue Dollar Cost Averaging after the expiration date you specified, or the amount in the elected sub-account is depleted, or you canceled the Dollar Cost Averaging option.

We may discontinue, modify, or suspend the Dollar Cost Averaging option at any time.


ACCOUNT VALUE
On the Effective Date your account value equals your initial payment minus any amounts we deducted for premium taxes. On any other day your account value equals:


                                       13 PROSPECTUS
your account value from the previous Valuation Date

INCREASED BY:

1. any additional net payments we receive;

2. any increase in the account value due to positive investment results of the sub-accounts you selected; and

3. any interest earned on your account value held in the general account;

AND REDUCED BY:

1. any decrease in the account value due to negative investment results of the sub-accounts you selected;

2. a daily charge to cover our assumed mortality and expense risks and the cost of administering the Contract; and

3. any amounts you withdrew from the Contract.

If we charge a records maintenance fee or transfer fee in the future we will deduct those amounts from your account value.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business on each Valuation Date and ends at the close of business on the next Valuation Date. A Valuation Date is each day that the New York Stock Exchange (NYSE) is open for business.

You should expect your account value to change between the Valuation Periods to reflect the investment experience of the sub-accounts in which you invest, any interest earned in the general account, and the deduction of charges. Your Contract stops accumulating value after the Maturity Date.

UNIT VALUE. Each sub-account has a distinct value ("Unit Value"). When you allocate a payment or transfer an amount to a sub-account, we base the number of units you purchase on the Unit Value of the sub-account at the end of the Valuation Period during which you make the allocation. Units are redeemed in a similar manner when you transfer amounts out of, or withdraw amounts from, a sub-account.

For each sub-account, the Unit Value on a given Valuation Date is based on the net asset value of a share of the corresponding portfolio in which such sub-account invests. Each Valuation Period has a single Unit Value that applies to each day in the Valuation Period and which is calculated as of the end of the Valuation Period. The Unit Value for each subsequent Valuation Period is the Investment Experience Factor (described below) for that Valuation Period multiplied by the Unit Value for the immediately preceding Valuation Period.

INVESTMENT EXPERIENCE FACTOR. The Investment Experience Factor measures a sub-account's investment performance during a Valuation Period. An Investment Experience Factor is calculated separately for each of the sub-accounts. A sub-account's Investment Experience Factor for a Valuation Period equals (a) divided by (b), minus (c), where:

  (a)  is:

  (i) the value of the net assets held in the sub-account at the end of the Valuation Period; PLUS

  (ii) the investment income and capital gains (realized or unrealized) credited to the net assets of that sub-account during the Valuation Period for which we determine the Investment Experience Factor; MINUS

  (iii) the capital losses (realized or unrealized) charged against those assets during the Valuation Period; MINUS

  (iv) any amount charged against the sub-account for taxes or any amount that we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that sub-account; and

  (b) is the value of the net assets of that sub-account at the end of the preceding Valuation Period; and

  (c) is a charge to compensate us for certain administrative expenses and mortality and expense risks that we assume in connection with the Contracts.


CONTRACT OWNERSHIP
You may designate a new Owner or joint owner at any time during the annuitant's life. If you name a joint owner, then we will presume the ownership to be as joint tenants with right of survivorship, unless you otherwise specify. If any Owner dies before the Annuitant and before the Maturity Date, then the Owner's rights will belong to the joint owner, if any, or otherwise to the beneficiary. The interest of any Owner or joint owner may be subject to the rights of any assignee.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. A NEW OWNER OR A JOINT OWNER MAY NOT BE DESIGNATED UNDER A CONTRACT THAT QUALIFIES AS AN INDIVIDUAL RETIREMENT ANNUITY UNDER SECTION 408(B) OF THE CODE.

You may designate a new Owner by sending us written notice. The change will take effect as of the date you sign the written notice. We will not be liable for any payment made or other action taken before we receive and record the written notice.


ASSIGNMENT OF CONTRACT
Except in the case of a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code, you may assign all or a portion of your right to receive annuity payments under the Contract or assign the Contract as collateral security.

If you assign any portion of the right to receive annuity payments before the Maturity Date, then the assignee is entitled to receive the assigned annuity payments in a


                                       14 PROSPECTUS
lump sum, as of the Maturity Date. If you assign any portion of the right to receive the assigned annuity payments, after the Maturity Date, then the assignee will receive the assigned annuity payments in accordance with the annuity income option in effect on the Maturity Date. The assignee may not select an annuity income option or change an existing annuity income option.

For a Qualified Contract, certain assignments may adversely affect the qualification for special Federal income tax treatment of the underlying retirement plan. We urge potential purchasers of Qualified Contracts to consult their tax advisors.

If you assign the right to receive annuity payments or assign the Contract as collateral security, then your rights and those of any beneficiary will be subject to the assignment. We are not responsible for the adequacy of any assignment and will not be bound by the assignment until we receive satisfactory written evidence of the assignment. In certain circumstances, an assignment will be subject to Federal income tax.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


FULL AND PARTIAL SURRENDERS
At any time before the Maturity Date, you may fully or partially surrender the Contract, subject to certain conditions. If you surrender the Contract, you will receive the full Account Value less any applicable premium taxes or federal or state withholding.

We do not deduct surrender charges from full or partial surrenders of the Contract.

The minimum amount of a partial surrender is $500. The Contract must have an account value of at least $2,500 after the partial surrender.

Your partial surrender request must specify the amount you want withdrawn from each of the sub-accounts and/ or the general account. If you withdraw value from the general account, we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

YOU MUST PROVIDE US WITH SPECIFIC INSTRUCTIONS ABOUT HOW WE SHOULD WITHDRAW VALUE FROM THE SUB-ACCOUNTS AND/OR THE GENERAL ACCOUNT.

To make a partial surrender, you should send us a written request or call us, if you have a valid telephone transfer request form on file with us. You may make a full surrender only by sending us a written request. We will calculate the account value payable to you upon a full or partial surrender at the price next computed after we receive your surrender request.

If, when you make a surrender request, you have not provided us with a written election, not to have Federal income taxes withheld, then we, by law, must withhold taxes from the taxable portion of the surrender. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

SYSTEMATIC WITHDRAWALS. We offer an option under which you may take partial surrenders of the Contract by systematic withdrawals. You may elect to receive systematic withdrawals before the Maturity Date by sending a completed Systematic Withdrawal form to our customer service center which includes the written consent of any assignee or irrevocable beneficiary. You may designate the systematic withdrawal amount as either a percentage of the account value or as a specified dollar amount. You may designate that systematic withdrawals be made monthly, quarterly, semiannually, or annually on a specific date. If you do not specify a date, then the systematic withdrawal option will begin on the date we receive the form. We will consider the effective date to be the first Valuation Date of the following month if we receive the form on the 29th, 30th or 31st or if you specify one of those dates.

Each systematic withdrawal must be at least $250. The systematic withdrawal option will terminate if the amount to be withdrawn exceeds the account value or would cause the account value to be below $2,500. If any portion of the systematic withdrawal is to be withdrawn from the general account, then we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

Each systematic withdrawal will occur at the end of the Valuation Period during which you scheduled a withdrawal. We deduct the systematic withdrawal from your account value in the sub-accounts and/or the general account, according to your specifications.

You may terminate this option at any time by sending us written notice. We will terminate this option if the amount to be withdrawn has caused the account value to be below $2,500. If you wish to resume systematic withdrawals, then you must send us a new Systematic Withdrawal form at our customer service center. We may discontinue, modify, or suspend the systematic withdrawal option at any time. You should carefully consider the tax consequences of a systematic withdrawal. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income


                                       15 PROSPECTUS
and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


ANNUITY PAYMENTS
If the annuitant is living on the Maturity Date and the Contract is in force, then we will make fixed annuity payments to you under the annuity income option you select. We will make the first annuity payment within seven days after the Maturity Date.

The amount of the periodic annuity payments you receive depends upon:

   (i) the account value you have accumulated on the Maturity Date,

   (ii) the annuitant's age and sex (or, in the case of Annuity Income Option 2, the age and sex of the annuitant and the joint annuitant) on the Maturity Date, and

   (iii) the annuity income option you selected.

On the Maturity Date, we determine the dollar amount of each annuity payment. That amount is fixed and will not change.

After the Maturity Date, the Contract no longer participates in the Variable Account. A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If, at the time of an annuity payment, you have not provided us with a written election not to withhold Federal income taxes, then we, by law, must withhold such taxes from the taxable portion of such Annuity payment. We determine the amount of the monthly annuity payments under annuity income options 1, 2, and 3, described below, by dividing the account value on the Maturity Date by 1,000 and multiplying the result by the appropriate factor. The factor is calculated based on Market interest rates at the time of Maturity. The factor will be equal to or greater than that contained in the applicable table in your Contract.


ANNUITY INCOME OPTIONS
At any time before the Maturity Date, you may designate the annuity income option under which we will pay annuity payments. If you do not select an annuity income option by the Maturity Date, then we will make monthly annuity payments to you under annuity income option 1.

If the account value is less than $2,500 or if it is insufficient to produce monthly payments of at least $100, then no annuity income options will be available unless we consent or as otherwise required by state law. In such cases, we will pay the account value in a lump sum.

We may offer other annuity income options on the Maturity Date. We will provide you with information concerning the availability of any additional annuity income options before the time that you have to select an annuity income option.

We currently offer the following annuity income options:

OPTION 1. LIFE ANNUITY WITH INSTALLMENT REFUND - We will make monthly annuity payments to you for the longer of:

   (i) the annuitant's life; or

   (ii) until the sum of the monthly annuity payments equals the account value on the Maturity Date.

If the Owner dies before the sum of the monthly annuity payments we paid equals the account value on the Maturity Date, then we will pay the remaining annuity payments to your designated beneficiary.

OPTION 2. JOINT AND SURVIVOR LIFE ANNUITY WITH INSTALLMENT REFUND - We will make monthly annuity payments to you for the longer of:

   (i) either the annuitant's or the joint annuitant's life; or

   (ii) until the sum of the monthly annuity payments made under the Contract equals the account value on the Maturity Date.

If all Owners die before the sum of the monthly annuity payments we paid equals the account value on the Maturity Date, then we will pay the remaining annuity payments to your designated beneficiary.

If you select annuity income option 2, then you must designate a joint annuitant. We will use the joint annuitant's life to determine the duration of annuity payments under annuity income option 2. The age and sex of both the annuitant and the joint annuitant determine the amount of the monthly annuity payments under annuity income option 2. At any time before the Maturity Date, you may select a different joint annuitant by sending us written notice. You may not select a new joint annuitant after the Maturity Date.

OPTION 3. INSTALLMENTS FOR LIFE - We will make monthly annuity payments to you for as long as the annuitant lives. Payments under this option will end with the last payment made before the annuitant's death. Under this option it is possible that you will receive only one annuity payment if the annuitant died before the date of the second payment, two if he or she dies before the third annuity payment date, etc.


MATURITY DATE
The Maturity Date is the date on which we apply your account value to an annuity income option. You may specify the Maturity Date in your application. You may change the Maturity Date at any time during the annuitant's life by sending us a written request before the currently scheduled Maturity Date.


                                       16 PROSPECTUS

The Maturity Date must be a Contract Anniversary that is not later than:

   (i) the Contract Anniversary nearest the annuitant's 80th birthday; or

   (ii) ten years from the next Contract Anniversary, whichever is later.

If you do not specify a Maturity Date, then the Maturity Date will be the later of: (a) the 10th Contract Anniversary; or (b) the Contract Anniversary nearest the annuitant's 80th birthday.


DEATH BENEFIT
If the annuitant dies before the Maturity Date, then we will pay you, the Owner, a death benefit as specified in the Contract. We do not pay a death benefit if the annuitant dies on or after the Maturity Date.

If the annuitant dies before the Maturity Date, then we will pay you a lump sum death benefit equal to the greater of:

   (i) the account value; or

   (ii) the sum of the payments you made, minus the sum of any partial surrenders.

If the Owner is a natural person, then the Owner may elect to continue the Contract and become the annuitant if the deceased annuitant was not an Owner. We calculate the amount of the death benefit at the price next computed after we receive Proof of Death for the annuitant. We will pay you within seven days of receiving the Proof of Death, or as soon as we have sufficient information to make the payment. The Owner has 60 days from the date the company receives due proof of death to select an income plan without incurring a tax on the entire gain in the contract. If the Owner elects to continue the contract they will be taxed on the entire gain in the contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Owner. An additional 10% federal tax penalty may apply if the Owner is under age 59 1/2. Any amount included in the Owner's gross income as a result of a contract continuance will increase the investment in the contract for future distributions. If the deceased annuitant was an Owner, then we will in all events pay the Death Benefit within five years of the date of the deceased annuitant's death.


BENEFICIARY PROVISIONS
--------------------------------------------------------------------------------

If the beneficiary survives the Owner(s), then the beneficiary will receive amounts payable under the Contract. If you do not specify a beneficiary, or if no beneficiary survives you by 30 days, then your estate will receive any remaining amounts payable under the Contract.

While the annuitant is living, you may change the beneficiary or beneficiaries by sending us written notice. Once we receive the notice, we will initiate the change as of the date you signed the written notice. We will not be liable for any payment made or other action taken before we receive and record such written notice at our customer service center. A beneficiary named irrevocably may not be changed without written consent of such beneficiary. Any beneficiary's interest is subject to the rights of any assignee.


DEATH OF OWNER
For a Non qualified Contract in which any owner is a natural person, is not the annuitant, and dies before the Maturity Date and before the annuitant's death, the death benefit provisions described above do not apply.

In such circumstances, we will pay to the joint owner the account value in a lump sum no later than five years following the date of the Owner's death. If there is no joint owner, then we will pay the beneficiary. We calculate the account value at the price next computed after we receive the Owner's Proof of Death. If the sole surviving joint owner or the sole beneficiary is the Owner's surviving spouse, then he or she may elect to continue the Contract as if he or she were the original Owner.


EMPLOYMENT-RELATED BENEFIT PLANS
In 1983, the Supreme Court held in Arizona Governing Committee v. Norris that
                                   -------------------------------------
optional annuity payments provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. This Contract contains annuity payment rates for certain annuity income options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII generally,
                                               ------
on any employment-related insurance or benefit program for which they may purchase a Contract.


EXPENSES
--------------------------------------------------------------------------------

We do not deduct commissions or sales charges from your payments when you invest in the Contract. In addition, we do not take surrender charges upon full or partial surrender of the Contract. We pay distribution expenses out of our own funds.

We will deduct certain charges and deductions from your account value to compensate us for providing the annuity


                                       17 PROSPECTUS
payments, assuming certain risks in connection with the Contract, and administering the Contract.

If there are profits from the fees and charges that we deduct under the Contract, including but not limited to Mortality and Expense Risk Charges, then we may use such profits to finance the distribution of the Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a charge from your Contract's value in the sub-accounts for certain mortality and expense risks in connection with the Contracts. We deduct the charge daily at an annual rate of 0.40% of the average daily net assets you have in each sub-account. We reserve the right to increase the Mortality and Expense Risk Charge to 0.70%, the maximum set forth in the Contract.

The Mortality and Expense Risk Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the general account. The Investment Experience Factor for each sub-account reflects this charge.

Changes in actual mortality experience or actual expense do not affect the account value or annuity payments. The mortality risks arise from the contractual obligations to pay the death benefit before the Maturity Date and to make annuity payments for the annuitant's entire life (or, in the case of annuity income option 2, the entire life of the annuitant and the joint annuitant). Thus, we assure you that neither the annuitant's longevity (or, in the case of annuity income option 2, the annuitant's and the joint annuitant's longevity) nor a greater than expected improvement in life expectancy, will adversely affect the annuity payments. This eliminates the risk of outliving the funds accumulated for retirement in instances in which the Contract is purchased to provide funds for retirement.

The expense risk is the risk that the actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, and costs of other services may exceed the amount recovered from any administrative charges.


CONTRACT ADMINISTRATION CHARGE
The Contract's administrative expenses include processing applications, Contract changes, tax reporting, full and partial surrenders, death claims, and initial and subsequent payments; preparing annual and semiannual reports to Owners and regulatory compliance reports; and overhead costs.

We deduct a charge from your Contract's value in the sub-accounts for the administrative expenses we incur in connection with the Contract and the Variable Account. We deduct the charge daily at an annual rate of 0.30% of the average daily net assets you have in each sub-account. The Contract Administration Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the general account. The Investment Experience Factor for each sub-account reflects this charge.


RECORDS MAINTENANCE CHARGE
Currently, we do not charge for records maintenance. The Contract permits us to deduct a maximum amount of $40 from your account value at the beginning of each Contract Year to reflect the cost of performing records maintenance for the Contracts. If we imposed this charge, then we would deduct it proportionately from each sub-account and each of the Declaration Period(s) in the general account (on a first-in, first-out basis within each Declaration Period) in which you have allocated funds. If we deducted a Records Maintenance Charge, then it would apply only during the period from the Effective Date to the Maturity Date. If you surrender the Contract during a Contract Year, then we would not prorate it.


PREMIUM TAXES
Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, we will deduct the amount of tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5%. We will deduct any premium taxes levied by political subdivisions from payments. Such taxes are generally at rates of less than 1%.

If the premium tax exceeds 3.5% of the payment, we will accept the payment only if you provide written authorization allowing us to deduct the applicable premium tax from the account value.


OTHER TAXES
We currently do not charge the Variable Account for any Federal, state, or local taxes other than premium taxes. If we decide to impose any such taxes on the Variable Account, then we may deduct such taxes from amounts you have invested in the Variable Account.


TRANSFER CHARGES
We do not charge for transfers among sub-accounts. However, the Contract permits us to deduct $10 from each sub-account for each transfer you make in excess of two in a Contract Year.

We do not consider the following to be transfers: (i) initial allocations of payments, (ii) reallocations among the Declaration Periods within the general account, or (iii) reallocations from the general account to any sub-accounts at the end of a Declaration Period.

We treat all transfer requests, made at the same time, as one request. We may impose the transfer charge at any time.


PORTFOLIO CHARGES
The portfolios deduct investment charges from amounts you have invested in the portfolios. For more information, see the Fund's prospectus.


                                       18 PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. CHARTER MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF CHARTER NATIONAL LIFE
INSURANCE COMPANY
Charter is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Charter, and its operations form a part of Charter, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Charter believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Charter does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Charter does not intend to make provisions for any such taxes. If Charter is taxed on investment income or capital gains of the Variable Account, then Charter may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Charter is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Charter does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                       19 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Charter does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,


                                       20 PROSPECTUS

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Charter (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Charter is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Charter is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and


                                       21 PROSPECTUS

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Charter reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Charter can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Charter does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Charter reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).


                                       22 PROSPECTUS

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Charter is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Charter is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Charter is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS. Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


                                       23 PROSPECTUS

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Charter is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


GENERAL PROVISIONS
--------------------------------------------------------------------------------


THE CONTRACT
The Contract, its endorsements, riders, and the Contract application constitute the entire contract between Charter and the owner. Only an officer of Charter is authorized to change or waive the terms of a Contract. Any change or waiver must be in writing and signed by an officer.


DELAY OF PAYMENT AND TRANSFERS
We will pay any amount due from the Variable Account for a full or partial surrender, the death benefit, or the death of the owner of a Nonqualified Contract, generally within seven days from the date we receive written notice. We may be permitted to defer such payment, and transfers, if:

.. the NYSE is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

.. an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

.. the SEC permits a delay for the protection of Owners.

We anticipate that payments and transfers from the general account will occur within seven business days after receipt of written notice. Pursuant to state insurance law requirements, we reserve the right to defer payments to be made from the general account for up to six months.

We may postpone any payment that is derived, all or in part, from any amount paid to us by check or draft until we determine that such instrument has been honored.


CONTRACT EXPIRATION
The Contract will expire and be of no effect when the account value is insufficient to cover deductions for the Mortality and Expense Risk Charge, the Contract Administration Charge, any Records Maintenance Charge, or transfer charges.


                                       24 PROSPECTUS

MISSTATEMENT OF AGE OR SEX
If the annuitant's age or sex (and/or the joint annuitant's age or sex, if annuity income option 2 is selected) has been misstated on the application, then we will recalculate the annuity payments to reflect the calculations that would have been made had the annuitant's (and/or joint annuitant's) age and sex been correctly stated.


NONPARTICIPATING CONTRACT
The Contract does not participate in our divisible surplus. The Contract does not pay dividends.


NOTICES AND INQUIRIES
Please send any written notice or request to:

Scudder Horizon Plan
Customer Service Center
P.O. Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:
2940 S. 84th Street
Lincoln, NE 68506

Any notice or request must be on the form and contain the information we require. This includes the Contract number and your full name and signature. Any notice that we send you will be sent to the address shown in the application unless we have on file a written notice of an address change. All inquiries should include your Contract number and full name. If you need additional information, you may call us at (800) 242-4402.


RECORDS AND REPORTS
At the end of each calendar quarter, Allstate, or its designee, on our behalf, will send you, at your last known address of record, statements listing the account value, additional payments, transfers, any charges, and any partial surrenders made during the year. You will also be sent the Fund's annual and semiannual reports.


SERVICES AGREEMENT
--------------------------------------------------------------------------------

On September 2, 1998, we entered into an administrative services agreement ("Services Agreement") with Allstate under which Allstate, or its designee, provides the administrative services in connection with the Contracts and the Variable Account on our behalf. Included among the services are premium payment processing, all transfer, withdrawal or surrender requests, preparation of records (including records of all purchases and redemption of the shares of each portfolio) and reports relating to the Variable Account and the Contracts. In addition, Allstate is responsible for payment of all expenses in connection with the Contract and Variable Account. Allstate's principal address is: 3100 Sanders Road, Northbrook, Illinois 60062.


DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD, Inc. Charter does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Owners arising out of services rendered or Contracts issued.

ALFS has contracted with Scudder Distributors, Inc. ("Scudder") for Scudder's services in connection with the distribution of the contracts. Scudder is registered with SEC as a broker-dealer under the 1934 Act and is a member of NASD, Inc. Individuals directly involved in the sale of the contracts are registered representatives of Scudder and are licensed agents. The principal address of Scudder is 222 South Riverside Plaza, Chicago, Illinois 60606.


THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

Amounts you allocate or transfer to the general account become part of our general account assets that support our annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. According to the coinsurance agreement executed on September 2, 1998, between Charter and Allstate, the assets of the general account attributable to the Contracts were transferred to Allstate. This agreement makes it Allstate's responsibility to invest the assets of the general account, subject to applicable law.

Because of exemptive and exclusionary provisions in the Federal securities laws, we have not registered interests in the general account under the Securities Act of 1933 (the "1933 Act"), and the general account is not registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein is subject to the provisions of such statutes, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. However, disclosures about the general account may be subject to certain generally applicable provisions of the Federal


                                       25 PROSPECTUS
securities laws relating to the accuracy and completeness of statements made in prospectuses.

We guarantee that we will credit interest to amounts you allocate to the general account at an effective annual rate of at least 3.5% compounded monthly. We may declare higher interest rates from time to time at our discretion. We will credit the declared interest rate for a specific period of time called a Declaration Period. A Declaration Period will not be less than one year or more than 3 years. You may elect one or more Declaration Periods currently offered when you allocate or transfer funds to the general account. At any one time, your money held in a Declaration Period may be earning different declared interest rates, if you allocated funds to that Declaration Period at different times.

We cannot accept allocations to the general account that would increase your Contract's value in the general account to over $500,000. We guarantee that the value held in the general account will equal all amounts that you allocated or transferred to the general account, plus any interest credited, less any amounts that you surrendered or transferred from the general account, and less any applicable charges. Amounts you allocate to the general account do not share in the investment experience of the general account.

You may not allocate or transfer an amount from or within the general account to the general account before the end of that amount's Declaration Period. We will send notice to you 30 days before the expiration of a Declaration Period and ask you how to reallocate the amounts in the expiring Declaration Period. IF WE DO NOT RECEIVE YOUR INSTRUCTIONS BEFORE THE END OF THE DECLARATION PERIOD, THEN WE WILL TRANSFER YOUR VALUE IN THE EXPIRING DECLARATION PERIOD TO THE MONEY MARKET SUB-ACCOUNT.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions we received from persons having voting interests in the sub-accounts. If we determine that the law permits us to vote the Fund's shares in our own right, then we may elect to do so.

We will separately calculate the number of votes that you have the right to instruct for each sub-account. We will determine the number of votes for each sub-account, that you have the right to instruct, by dividing your Contract's value in a sub-account by the net asset value per share of the corresponding portfolio in which the sub-account invests. We count fractional shares. The number of votes of a portfolio, that you have the right to instruct, will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications before that meeting in accordance with procedures established by the Fund.

We will vote the Fund's shares, for which we do not receive timely instructions, in proportion to the voting instructions which we receive for all of the variable annuity contracts (including the Contracts) that we issue and are participating in that portfolio. We will also vote our shares that are not attributable to variable annuity contracts in the same proportion.

Separate accounts of other insurance companies, including insurance companies affiliated with us, may also invest premiums for variable life and variable annuity contracts in the Fund. It is to be expected that Fund shares held by those separate accounts will be voted according to the instructions of the owners of those variable life and variable annuity contracts. This will dilute the effect of the your voting instructions. We do not see any disadvantages to this dilution.

Each person having a voting interest in a sub-account will receive proxy material, reports, and other materials relating to the appropriate portfolio.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Charter's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Charter.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act with respect to the Contract offered hereby. This prospectus does not contain all of the information set forth in the full registration statement. For instance, this prospectus only summarizes the contents of the Contract and other legal instruments contained in the full registration statement. For a complete statement of the terms of those documents, please refer to the full registration statement as filed.


                                       26 PROSPECTUS

TABLE OF CONTENTS FOR STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATE REGULATION OF CHARTER
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS
OF INVESTMENTS
--------------------------------------------------------------------------------
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT YIELDS
--------------------------------------------------------------------------------
OTHER SUB-ACCOUNT YIELDS
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EFFECT OF THE RECORDS MAINTENANCE CHARGE ON
PERFORMANCE DATA
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE
--------------------------------------------------------------------------------
COMPARISON OF PERFORMANCE AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                                       27 PROSPECTUS

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial information is derived from the financial statements of the Variable Account. You should read the data along with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth information regarding the Sub-Accounts for a Contract for periods through December 31, 2002.


BALANCED SUB-ACCOUNT
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $37.453         1,060,459
-------------------------------------------------------------------------------
                    2001                      $44.412         1,214,200
-------------------------------------------------------------------------------
                    2000                      $47.612         1,314,414
-------------------------------------------------------------------------------
                    1999                      $48.936         1,492,679
-------------------------------------------------------------------------------
                    1998                      $42.735         1,895,133
-------------------------------------------------------------------------------
                    1997                      $34.936         1,527,371
-------------------------------------------------------------------------------
                    1996                      $28.326         1,490,127
-------------------------------------------------------------------------------
                    1995                      $25.496         1,603,656
-------------------------------------------------------------------------------
                    1994                      $20.270         1,426,280
-------------------------------------------------------------------------------
                    1993                      $20.840         1,477,645
-------------------------------------------------------------------------------
                    1992                      $19.531          1,243891
-------------------------------------------------------------------------------




BOND SUB-ACCOUNT
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $31.932           680,736
-------------------------------------------------------------------------------
                    2001                      $29.870           719,067
-------------------------------------------------------------------------------
                    2000                      $28.448           661,270
-------------------------------------------------------------------------------
                    1999                      $25.911           779,612
-------------------------------------------------------------------------------
                    1998                      $26.344         1,338,386
-------------------------------------------------------------------------------
                    1997                      $24.894           951,724
-------------------------------------------------------------------------------
                    1996                      $22.979           764,803
-------------------------------------------------------------------------------
                    1995                      $22.508           896,538
-------------------------------------------------------------------------------
                    1994                      $19.181           690,782
-------------------------------------------------------------------------------
                    1993                      $20.287           755,914
-------------------------------------------------------------------------------
                    1992                      $18.179           631,581
-------------------------------------------------------------------------------




CAPITAL GROWTH SUB-ACCOUNT
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $37.790         1,896,199
-------------------------------------------------------------------------------
                    2001                      $53.741         2,183,303
-------------------------------------------------------------------------------
                    2000                      $67.112         2,451,081
-------------------------------------------------------------------------------
                    1999                      $75.010         2,648,610
-------------------------------------------------------------------------------
                    1998                      $55.857         3,421,630
-------------------------------------------------------------------------------
                    1997                      $45.649         2,923,166
-------------------------------------------------------------------------------
                    1996                      $33.863         2,729,711
-------------------------------------------------------------------------------
                    1995                      $28.388         2,884,663
-------------------------------------------------------------------------------
                    1994                      $22.222         2,863,112
-------------------------------------------------------------------------------
                    1993                      $24.773         2,351,022
-------------------------------------------------------------------------------
                    1992                      $20.638         1,798,119
-------------------------------------------------------------------------------





                                       28 PROSPECTUS

GLOBAL DISCOVERY SUB-ACCOUNT
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $15.631           840,054
-------------------------------------------------------------------------------
                    2001                      $19.648           951,779
-------------------------------------------------------------------------------
                    2000                      $26.241         1,200,607
-------------------------------------------------------------------------------
                    1999                      $27.900         1,143,919
-------------------------------------------------------------------------------
                    1998                      $16.937         1,004,053
-------------------------------------------------------------------------------
                    1997                      $14.648           986,445
-------------------------------------------------------------------------------
                    1996                      $13.126         1,025,244
-------------------------------------------------------------------------------




GROWTH AND INCOME SUB-ACCOUNT/1/
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $19.613         1,651,592
-------------------------------------------------------------------------------
                    2001                      $25.693         1,961,378
-------------------------------------------------------------------------------
                    2000                      $29.171         2,157,978
-------------------------------------------------------------------------------
                    1999                      $30.005         2,816,347
-------------------------------------------------------------------------------
                    1998                      $28.485         3,836,652
-------------------------------------------------------------------------------
                    1997                      $26.835         4,225,162
-------------------------------------------------------------------------------
                    1996                      $20.713         3,491,709
-------------------------------------------------------------------------------
                    1995                      $17.075         2,659,025
-------------------------------------------------------------------------------
                    1994                      $13.053         1,311,518
-------------------------------------------------------------------------------




INTERNATIONAL SUB-ACCOUNT
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $26.216         1,217,321
-------------------------------------------------------------------------------
                    2001                      $32.340         1,413,373
-------------------------------------------------------------------------------
                    2000                      $47.104         1,664,200
-------------------------------------------------------------------------------
                    1999                      $60.583         1,998,019
-------------------------------------------------------------------------------
                    1998                      $39.486         2,828,222
-------------------------------------------------------------------------------
                    1997                      $33.560         2,251,880
-------------------------------------------------------------------------------
                    1996                      $30.987         2,593,037
-------------------------------------------------------------------------------
                    1995                      $27.188         2,869,930
-------------------------------------------------------------------------------
                    1994                      $24.641         3,543,387
-------------------------------------------------------------------------------
                    1993                      $25.027         2,767,700
-------------------------------------------------------------------------------
                    1992                      $18.287           785,559
-------------------------------------------------------------------------------




GROWTH SUB-ACCOUNT/1,2/
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $ 5.913          411,396
-------------------------------------------------------------------------------
                    2001                      $ 8.436          564,995
-------------------------------------------------------------------------------
                    2000                      $11.070          657,018
-------------------------------------------------------------------------------
                    1999                      $13.536          314,336
-------------------------------------------------------------------------------






                                       29 PROSPECTUS

MONEY MARKET SUB-ACCOUNT

               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $22.590         2,244,347
-------------------------------------------------------------------------------
                    2001                      $22.414         3,003,812
-------------------------------------------------------------------------------
                    2000                      $11.070           657,018
-------------------------------------------------------------------------------
                    1999                      $13.536           314,336
-------------------------------------------------------------------------------
                    1998                      $19.749         3,438,822
-------------------------------------------------------------------------------
                    1997                      $18.890         2,521,329
-------------------------------------------------------------------------------
                    1996                      $11.070           657,018
-------------------------------------------------------------------------------
                    1995                      $13.536           314,336
-------------------------------------------------------------------------------
                    1994                      $16.507         3,197,824
-------------------------------------------------------------------------------
                    1993                      $16.030         1,491,258
-------------------------------------------------------------------------------
                    1992                      $11.070           657,018
-------------------------------------------------------------------------------



21ST CENTURY GROWTH SUB-ACCOUNT/1/
               ACCUMULATION UNIT VALUE                  NUMBER OF ACCUMULATION
                   AT END OF YEAR                        UNITS AT END OF YEAR
-------------------------------------------------------------------------------
                    2002                      $ 6.023          503,493
-------------------------------------------------------------------------------
                    2001                      $10.324          758,394
-------------------------------------------------------------------------------
                    2000                      $13.518          940,124
-------------------------------------------------------------------------------
                    1999                      $17.584          666,238
-------------------------------------------------------------------------------



/1/The Growth and Income Sub-Account commenced operations on May 1, 1994. The
   Global Discovery Sub-Account commenced operations on May 1, 1996. The 21st Century Growth Sub-Account and the Growth Sub Account commenced operations on May 3, 1999. The Unit Value for these Sub-Accounts at commencement was 12.500.

/2 /On May 1, 2001 the Fund in which this Variable Sub -Account invests merged into the Growth Portfolio of the Scudder Variable Series II. We have made a corresponding change in the name of the Sub-Account that invests in that Fund.


                                       30 PROSPECTUS



                       Statement of Additional Information

                                     For the

                              Scudder Horizon Plan

                  a Flexible Premium Variable Deferred Annuity

                                 Issued Through

                    Charter National Variable Annuity Account

                                   Offered by

                     Charter National Life Insurance Company
                           (An Illinois Stock Company)

                             Customer Service Center
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                       Or
                           Overnight Mailing Address:
                               2940 S. 84th Street
                                Lincoln, NE 68506
                                 (800) 242-4402
                                   -----------


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Plan, a flexible premium variable deferred annuity (the "Contract") offered by Charter National Life Insurance
Company.


You may obtain a copy of the Scudder Variable Series I prospectus, dated May 1, 2003, or the Scudder Variable Series II prospectus dated May 1, 2003, by calling
(800) 225-2470 or writing to:

Scudder Investment Services, Inc.
Two International Place
Boston, Massachusetts 02110-4103

Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract, dated May 1, 2003, which you can obtain by calling (800) 242-4402 or writing to us at our Customer
Service Center address listed above.

                               Dated May 1, 2003






Table of Contents

                                                                                PAGE


STATE REGULATION OF CHARTER                                                      1
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                             1
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS                                     5
CALCULATION OF YIELDS AND TOTAL RETURNS                                          5

   Money Market Sub-account Yields                                               6
   Other Sub-account Yields                                                      7
   Total Returns                                                                 8


OTHER PERFORMANCE DATA                                                          10
   Cumulative Total Returns                                                     10
   Adjusted Historical Performance                                              11
   Comparison of Performance and Expense Information                            11
EXPERTS                                                                         12
FINANCIAL STATEMENTS                                                            12


In order to supplement the description in the Prospectus, this document provides additional information about Charter and the Contract that may be of interest to you.

STATE REGULATION OF CHARTER

We are a stock life insurance company organized under the laws of the state of Illinois, and are subject to regulation by the Illinois Department of Insurance.
We file quarterly statements covering the operations and reporting on the financial condition of Charter with the Illinois Director of Insurance.
Periodically, the Illinois Director of Insurance examines the financial condition of Charter, including the liabilities and reserves of the Variable
Account and other separate accounts for which Charter is the depositor.

In addition, we are subject to the insurance laws and regulations of all the states in which we are licensed to operate. The availability of the Contract and certain contract rights and provisions depend on state approval and/or filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

Charter is a wholly owned subsidiary of Allstate Life Insurance Company
("Allstate"), an Illinois stock life insurance company. Allstate is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property liability insurance company. The Allstate Corporation owns all of the outstanding capital stock of Allstate Insurance Company.

Charter originally established the Variable Account as a separate investment account under the laws of the State of Missouri on May 15, 1987. Since December
21, 1999, in conjunction with the redomestication of Charter to the State of Illinois, the Variable Account has been governed by the laws of the State of Illinois.

ALFS,  Inc.  is  the  principal  underwriter  of  the  Contract.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

From time to time, we may make certain changes in the Variable Account and its investments. We may substitute shares of any portfolio for shares of another portfolio of the Fund or another registered open-end management investment company. We may do so if the shares of the portfolio are no longer available for investment or if we decide that investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will not substitute or eliminate the shares of a portfolio in which your Contract is invested without prior approval of the SEC and we will notify you of our intent.
This will be done to the extent required by the 1940 Act.

We may add or delete sub-accounts in our discretion when we decide that marketing, tax, investment, or other conditions warrant such additions or deletions. Each additional sub-account will purchase shares in a portfolio of the Fund or in another mutual fund or investment vehicle. If we eliminate a sub-account, then we will notify you and request that you reallocate the amounts you have invested in the eliminated sub-account. If you do not provide us with your desired reallocations, then we will reinvest the amounts in the eliminated sub-account into the sub-account that invests in the Money Market Portfolio. In the event of any such substitution, change, or elimination, we may, by appropriate endorsement, change the Contracts as may be necessary or appropriate to reflect such substitution, change, or elimination. Furthermore, if we deem it to be in the best interests of persons having voting rights under the Contracts, then the Variable Account may be: (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) de-registered under the 1940
Act, in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent applicable law permits, we may transfer the assets of the Variable Account associated with the Contracts to another separate account.


Safekeeping of the Variable Account's Assets

     We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Charter's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Charter.

Calculation of Yields and Total Returns

     From time to time we may disclose yields, total returns and other performance data pertaining to the Contracts for the Sub-accounts in accordance with the standards deemed by the Securities and Exchange Commission. Because of the charges and deductions imposed under the Contract, the yield for the Sub-accounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the Sub-accounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, Charter will deduct the amount of tax due from each payment at rates ranging from a minimum of .5% to a maximum of 3.5%. Any premium taxes levied by political subdivisions will likewise be deducted from payments; such taxes are generally at rates of less than 1%.

     The yields and total returns for periods prior to the date the Sub-accounts commenced operations, when disclosed, are based on the performance of the Portfolios and the assumption that the Sub-accounts were in existence for the same periods as the Fund's Portfolios with the level of Contract charges equal to those currently assessed against the Sub-accounts. The Sub-accounts and Portfolios commenced operations as indicated:




  Sub-Account/Portfolio             Sub-Account                  Portfolio

Balanced                         October 6, 1988               July 16, 1985
Bond                             October 6, 1988               July 16, 1985
Capital Growth                   October 6, 1988               July 16, 1985
Global Discovery                     May 1, 1996                 May 1, 1996
Growth and Income                    May 2, 1994                 May 2, 1994
International                    October 6, 1988                 May 1, 1987
Growth(1)                            May 3, 1999            December 9, 1983
Money Market                     October 6, 1988               July 16, 1985
21st Century Growth                  May 3, 1999                 May 3, 1999


(1)  Prior to May 1, 2001, the Growth Sub-Account was named the Large Company
     Growth Sub-Account and effective May 1, 2001, the Large Company Growth
     Portfolio of the Scudder Variable Series I merged into the Scudder Variable
     II Growth Portfolio.

Money Market Sub-account Yields

     We compute the Current Yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical under a Contract having a balance of 1 unit of the Money Market
Sub-account at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Contract Administration Charge of 0.30% and the Mortality and Expense
Risk Charge of 0.40%. The Current Yield is calculated according to the following formula:

              Current Yield = ((NCS - ES) / UV) x (365 / 7)


     We may also disclose the Effective Yield of the Money Market Sub-account for the same seven-day period, determined on a compounded basis. The seven-day
Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))(365 / 7) -1


Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Sub-account unit under a Contract.

ES = Per unit expenses of the Sub-account for the Contracts for the seven-day period.

UV = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market
Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Sub-account Yields

     The 30-Day Yield refers to income generated by the Bond Sub-account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a
12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-account units less Sub-account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond Sub-account for the Contracts include the
Administration Charge and the Mortality and Expense Risk Charge. The 30-Day
Yield is calculated according to the following formula:

     30-Day Yield = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Sub-account's units.

ES = Expenses of the Sub-account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Sub-account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The
Bond Sub-account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.



Total Returns

     We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-accounts for various periods of time. One of the periods of time will include the period measured from the date the Sub-account commenced operations. When a Sub-account has been in operation for one, five and ten years, respectively, the Total Returns for these periods will be provided. Total
Returns for other periods of time may, from time to time, also be disclosed.
Based on the method of calculation described below, the Average Annual Total
Returns for the sub-accounts are set out below. The inception date for each of the sub-accounts appears under "Calculation of Yields and Returns, " above.

On May 1, 2001, the Scudder Large Company Growth Portfolio merged with the
Scudder Variable Series II Growth Portfolio in order to streamline the management and operations of the Portfolio. For administrative convenience, we made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio. For periods prior to May 1, 2001, the Growth Variable
Sub-Account was invested in the Scudder Large Company Growth Portfolio.




                                                                 Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period      or Since Portfolio
 Sub-Account (1)       Ending 12/31/02     Ending 12/31/02       Inception
----------------- --------------------- -------------------- ---------------------
Balanced                     -15.67%        1.40%                       6.73%
Bond                          6.91%         5.11%                       5.80%
Capital Growth               -29.68%        -3.71%                      6.24%
Global Discovery(3)          -20.44%        1.31%                       3.41%
Growth and Income(3)         -23.66%        -6.08%                      5.34%
International                -18.94%        -4.82%                      3.67%
Money Market                  0.79%         3.62%                       3.67%
21st Century Growth(2)       -41.66%         N/A                       -12.92%
Growth(2)                    -29.90%         N/A                       -12.33%



(1) The inception date for each of the Sub-Accounts appears under "Calculation of Yields and Total Returns," above.

(2) Five-Year and Ten-Year Average Annual Total Returns are not available for the Growth Sub-Account or the 21st Century Growth Sub- Account as they or their predecessor began operations on May 3, 1999.

(3) Ten-Year Average Annual Total Returns are not available for the Growth and
Income Sub-Account as it began operations on May 1, 1994, or for the Global
Discovery Sub-Account as it began operations on May 1, 1996.



Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.We will calculate Total Returns using sub-account
Unit Values which Charter calculates on each Valuation Date based on the performance of the sub-account's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge of 0.40% and the Contract Administration
Charge of 0.30%. The Total Return is calculated according to the following formula:

              TR  =        (ERV / P )(to the power of 1/N) - 1

Where:

TR = The average annual total return net of Sub-account recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P = A hypothetical single payment of $1,000.

N = The number of years in the period.

 Other Performance Data

         Cumulative Total Returns

We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40%.

Based on the method of calculation described below, the Cumulative Total Returns for the sub-accounts for the periods ending December 31, 2002, are set out below. The inception date for each of the sub-accounts appears under "Calculation of Yields and Returns", above.

The Cumulative Total Returns for the Growth Variable Sub- Account are based on the historical performance of the Large Company Growth Portfolio from May 3, 1999 through April 30, 2001 and reflect the performance of the Growth Portfolio in which the Variable Sub-Account invested after April 30, 2001.

                                                                Ten Year
                       One Year       Three Year    Five Year    Period
                       Period          Period       Period      Ending 12/31/02
  Sub-Account (1)  Ending 12/31/02 Ending12/31/02 Ending12/31/02 or Since Inception

----------------- --------------------- -------------------- -------------------

Balanced                -15.67%         -23.46%          7.22%           91.82%
Bond                     6.91%           23.24%          28.29%          75.70%
Capital Growth          -29.68%         -49.62%         -17.21%          83.16%
Global Discovery(3)     -20.44%         -43.97%          6.72%           25.07%
Growth and Income(3)    -23.66%         -34.63%         -26.90%          56.94%
International           -18.94%         -56.73%         -21.88%          43.39%
Money Market             0.79%           9.71%           19.45%          43.38%
21st Century Growth(2)  -41.66%         -65.75%           N/A            -39.77%
Growth(2)               -29.90%         -56.56%         -32.38%          29.78%

(1)The inception date for each of the Sub-Accounts and Portfolios appears under "Calculation of Yields and Returns," above.

(2)Five-Year and Ten-Year Cumulative Total Returns are not available for the Growth Sub-Account or the 21st Century Growth Sub-Account as they began operations on May 3, 1999. Therefore, Five-Year and Ten-Year Cumulative Total
Returns for the aforementioned Sub-Accounts are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

(3)Ten-Year Cumulative Total Returns are not available for the Growth and Income
Sub-Account, as it began operations on May 1, 1994, or for the Global Discovery
Sub-Account as it began operation on May 1, 1996. Therefore, the Ten-Year
Cumulative Total Return for the Sub-Accounts are based on the inception dates of the Portfolios underlying those Sub-Accounts where available.


     The Cumulative Total Returns are calculated using the following formula:

              CTR = (ERV / P) - 1

Where:

CTR = The Cumulative Total Return net of Sub-account recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P = A hypothetical single payment of $1,000.

     All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Adjusted Historical Performance

We may also disclose total return for periods before the date the Sub-accounts began operations. For periods prior to the date the Sub-accounts commenced operations, adjusted historical performance information will be calculated using the performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently assessed under the Contract.

In the tables below, average annual total returns for the Sub-accounts were reduced by all current fees and charges under the Contract, including the Mortality and Expense Risk Charge of 0.40% and the Contract Administration
Charge of 0.30%.

Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth
Sub-Account. Therefore, the adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large
Company Growth Portfolio in which the Variable Sub-Account invested prior to May
1, 2001.

                                                                  Ten Year Period
                                                                 Ending 12/31/02
                       One Year Period      Five Year Period       or Since Portfolio
 Sub-Account (1)       Ending 12/31/02     Ending 12/31/02       Inception
----------------- --------------------- -------------------- ---------------------
Balanced                -15.67%              1.40%                     6.73%
Bond                     6.91%               5.11%                     5.80%
Capital Growth          -29.68%             -3.71%                     6.24%
Global Discovery(3)     -20.44%              1.31%                     3.41%
Growth and Income(3)    -23.66%             -6.08%                     5.34%
International           -18.94%             -4.82%                     3.67%
Money Market             0.79%               3.62%                     3.67%
21st Century Growth(2)  -41.66%               N/A                     -12.92%
Growth(2)               -29.90%             -7.53%                     2.64%


(1)The inception date for each of the Portfolios underlying the Sub-Accounts appears under "Calculation of Yields and Returns," above.

(2)Five-Year and Ten-Year Average Annual Total Returns are not available for the Growth Sub-Account or the 21st Century Growth Sub- Account as they began operations on May 3,1999. Therefore, Five-Year and Ten-Year Total Returns are based on the inception dates of the Portfolios underlying those Sub-Accounts, where available.


(3)Ten-Year Average Annual Total Returns are not available for the Growth and Income Sub-Account as it began operations on May 1, 1994, or for the Global
Discovery Sub-Account as it began operations on May 1, 1996. Therefore, Ten-Year
Annual Total Returns for the Growth and Income Sub-Account and the Global
Discovery Sub-Account are based on the inception dates of their underlying
Portfolios where available.


Comparison of Performance and Expense Information

Expenses and performance information for the Contract and each sub-account may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products investing in mutual funds (or investment portfolios of mutual funds) with investment objectives similar to each of the sub-accounts tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S."). Lipper, Morningstar and V.A.R.D.S. monitor and rank the performance and expenses of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. V.A.R.D.S. rankings only compare variable annuity issuers. The performance analyses prepared by Lipper and V.A.R.D.S. each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or certain expense deductions at the separate account level into consideration. The performance analyses prepared by Morningstar rate sub-account performance relative to its investment class based on total returns. Morningstar deducts front-end loads from total returns and deducts half of the surrender charge, if applicable, for the relevant time period when calculating performance figures. In addition, Morningstar and V.A.R.D.S. prepare risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories defined by the degree of risk inherent in their investment objectives.

From time to time, we may also compare using other indices that measure performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow
Jones Industrial Average ("Dow"). Unmanaged indices such as these may assume reinvestment of dividends that generally do not reflect deductions for the expenses of operating and managing an investment portfolio.

EXPERTS


The financial statements of Charter National Life Insurance Company as of
December 31, 2002 and 2001 and for each of the three years in the period ended
December 31, 2002 and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Charter National
Variable Annuity Account as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




FINANCIAL STATEMENTS


The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended, the consolidated financial statements of Charter as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Charter included herein should be considered only as bearing upon the ability of Charter to meet its obligations under the Contacts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
CHARTER NATIONAL LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Charter National Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME




                                                                   Year ended December 31,
                                                            ---------------------------------------
 (in thousands)
                                                              2002          2001           2000
                                                            ----------    ----------    -----------
Revenues
Net investment income                                       $    1,468    $    1,389    $     1,581
                                                                   (36)          248             46
Realized capital gains and losses                           ----------    ----------    -----------

Income from operations before income tax expense                 1,432         1,637          1,627
Income tax expense                                                 402           560            569
                                                            ----------    ----------    -----------

Net income                                                       1,030         1,077          1,058

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses                  940          (134)           573
                                                            ----------    ----------    -----------

Comprehensive income                                        $    1,970    $      943    $     1,631
                                                            ==========    ==========    ===========



                       See notes to financial statements.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                                                              December 31,
                                                                                      -----------------------------
(in thousands, except par value data)
                                                                                          2002            2001
                                                                                      -------------    ------------

Assets
Investments
    Fixed income securities, at fair value (amortized cost $23,750 and $20,272)       $     25,920     $     20,997

    Short-term                                                                               1,326            3,148
                                                                                      ------------     ------------

      Total investments                                                                     27,246           24,145

Cash                                                                                         2,848            1,333
Reinsurance recoverables from Allstate Life Insurance Company                               26,216           18,412
Reinsurance recoverables from non-affiliates                                                98,830          103,159
Goodwill                                                                                     2,398            2,398
Current income taxes receivable                                                                145               43
Other assets                                                                                   236              705
Separate Accounts                                                                          285,093          412,442
                                                                                      ------------     ------------
        Total assets                                                                  $    443,012     $    562,637
                                                                                      ============     ============

Liabilities
Contractholder funds                                                                  $    111,476     $    109,257
Reserve for life-contingent contract benefits                                               13,530           12,306
Deferred income taxes                                                                          774              230
Payable to affiliates, net                                                                   4,526            2,759
Separate Accounts                                                                          285,093          412,442
                                                                                      ------------     ------------
        Total liabilities                                                                  415,399          536,994
                                                                                      ------------     ------------

Commitments and Contingent Liabilities (Note 8)

Shareholder's equity
Common stock, $31 par value, 110,000 shares authorized, issued and outstanding               3,410            3,410
Additional capital paid-in                                                                  20,685           20,685
Retained income                                                                              2,107            1,077
Accumulated other comprehensive income:

   Unrealized net capital gains and losses                                                   1,411              471
                                                                                      ------------     ------------
        Total accumulated other comprehensive income                                         1,411              471
                                                                                      ------------     ------------
        Total shareholder's equity                                                          27,613           25,643
                                                                                      ------------     ------------
        Total liabilities and shareholder's equity                                    $    443,012     $    562,637
                                                                                      ============     ============

                       See notes to financial statements.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY


                                                                                Year ended December 31,
                                                                      ---------------------------------------------
(in thousands)
                                                                          2002            2001            2000
                                                                      -------------   -------------    ------------
Common stock                                                          $       3,410   $       3,410    $      3,410
                                                                      -------------   -------------    ------------
Additional capital paid-in
Balance, beginning of period                                                 20,685          20,685          21,166
Return of capital                                                                 -               -            (481)
                                                                      -------------   -------------    ------------
Balance, end of period                                                       20,685          20,685          20,685

Retained income (loss)
Balance, beginning of period                                                  1,077               -             (39)
Net income                                                                    1,030           1,077           1,058
Dividends                                                                         -               -          (1,019)
                                                                      -------------   -------------    ------------
Balance, end of period                                                        2,107           1,077               -

Accumulated other comprehensive income
Balance, beginning of period                                                    471             605              32
Change in unrealized net capital gains and losses                               940            (134)            573
                                                                      -------------   -------------    ------------
Balance, end of period                                                        1,411             471             605
                                                                      -------------   -------------    ------------

Total shareholder's equity                                            $      27,613   $      25,643    $     24,700
                                                                      =============   =============    ============


                       See notes to financial statements.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS


                                                                                  Year ended December 31,
                                                                         -------------------------------------------
(in thousands)
                                                                             2002           2001            2000
                                                                         -----------    ------------    ------------
Cash flows from operating activities
Net income                                                               $     1,030    $     1,077     $      1,058
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                   42           (115)             (80)
          Realized capital gains and losses                                       36           (248)             (46)
          Changes in:
             Life-contingent contract benefits and contractholder
                funds                                                            (31)            (6)               -
             Income taxes                                                        (63)          (200)             178
             Other operating assets and liabilities                            1,734          2,056           (1,193)
                                                                         -----------    -----------     ------------
                Net cash provided by (used in) operating activities            2,748          2,564              (83)
                                                                         -----------    -----------     ------------

Cash flows from investing activities
Fixed income securities
          Proceeds from sales                                                    399          4,588           11,352
          Investment collections                                               3,867          4,208            1,896
          Investment purchases                                                (7,337)        (7,480)         (16,654)
Change in short-term investments, net                                          1,838         (2,641)             755
                                                                         -----------    -----------     ------------
                Net cash used in investing activities                         (1,233)        (1,325)          (2,651)
                                                                         -----------    -----------     ------------

Cash flows from financing activities
Return of capital                                                                  -              -             (481)
Dividend paid                                                                      -              -           (1,019)
                                                                         -----------    -----------     ------------

                Net cash used in financing activities                              -              -           (1,500)
                                                                         -----------    -----------     ------------

Net (decrease) increase in cash                                                1,515          1,239           (4,234)
Cash at beginning of period                                                    1,333             94            4,328
                                                                         -----------    -----------     ------------
Cash at end of period                                                    $     2,848    $     1,333     $         94
                                                                         ===========    ===========     ============




                       See notes to financial statements.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   General

Basis of presentation

     The accompanying financial statements include the accounts of Charter National Life Insurance Company (the "Company"). The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations

     The Company is authorized to sell variable annuity and life insurance products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were Texas, California, Florida, Massachusetts and Virginia for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

     In 2002, substantially all of the Company's premiums and deposits were from annuities. Premiums and deposits include premiums and annuity considerations and all other funds received from customers on deposit-type products which are accounted for as liabilities.

     The Company is no longer marketing variable annuity products through direct marketing channels but does accept additional deposits on existing contracts. The financial statements also include life insurance and investment products, including traditional life insurance, interest-sensitive life insurance, fixed annuities, immediate annuities without life contingencies and variable life insurance products that the Company no longer actively sells.


2.   Summary of Significant Accounting Policies

Investments

     Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income consists primarily of interest that is recognized on an accrual basis. In terest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized   capital   gains  and  losses  are   determined   on  a  specific
identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

Recognition of insurance revenue and related benefits and interest credited

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums for these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the contract and are reflected in contract benefits.

     Interest-sensitive life insurance contracts, such as universal life insurance, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Reinsurance recoverable

     The Company has reinsurance agreements whereby all premiums, contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Income taxes

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

Separate Accounts

     The Company issued variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and early surrender.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded in accordance with the reinsurance agreements.

Reserve for life-contingent contract benefits

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

Contractholder funds

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on Contractholder funds is outlined in Note 6.

Use of estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Adopted Accounting Standards

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

     The Financial Accounting Standards Board ("FASB") has issued guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been issued as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after September 15, 2003. The provisions of the guidance do not have a material impact on the Company's reinsurance balances that are subject to the guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

Pending Accounting Standard

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. This liability is not currently recognized by the Company, and its establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Statements of Financial Position.

3.   Related Party Transactions

Reinsurance

     The Company has reinsurance agreements whereby certain variable annuity and variable life insurance contract charges and traditional life premiums, interest credited to contractholder funds, contract benefits and related expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 7).

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

(in thousands)                                                                    Year Ended December 31,
                                                                      ------------------------------------------------
                                                                         2002              2001              2000
                                                                      ------------      ------------      ------------
Premiums and contract charges                                         $      2,859      $      3,721      $      4,598
Interest credited to contractholder funds, contract benefits
     and other expenses                                                        697             1,133             1,624


Business operations

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $587 thousand, $874 thousand and $69 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

Debt

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. No amounts were outstanding for the intercompany loan agreement at December 31, 2002 or 2001.

4.   Investments

Fair values

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


(in thousands)                                    Amortized              Gross unrealized                 Fair
                                                                  --------------------------------
                                                     cost             Gains            Losses             value
                                                 -------------    --------------    --------------    --------------
At December 31, 2002
U.S. government and agencies                     $      16,652    $        1,613    $            -    $       18,265
Municipal                                                  406                40                 -               446
Corporate                                                4,043               393                (3)            4,433
Mortgage-backed securities                               2,649               127                 -             2,776
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $      23,750    $        2,173    $           (3)   $       25,920
                                                 =============    ==============    ==============    ==============

At December 31, 2001
U.S. government and agencies                     $      12,238    $          304    $          (10)   $       12,532
Municipal                                                  406                18                 -               424
Corporate                                                4,465               302                 -             4,767
Mortgage-backed securities                               3,163               111                 -             3,274
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $      20,272    $          735    $          (10)   $       20,997
                                                 =============    ==============    ==============    ==============

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


Scheduled maturities

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    Amortized             Fair
(in thousands)                                                        cost                value
                                                                 ----------------    ----------------

Due in one year or less                                          $            505    $            526
Due after one year through five years                                       7,593               8,072
Due after five years through ten years                                      8,933               9,760
Due after ten years                                                         4,070               4,786
                                                                 ----------------    ----------------
                                                                           21,101              23,144
Mortgage-backed securities                                                  2,649               2,776
                                                                 ----------------    ----------------
         Total                                                   $         23,750    $         25,920
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage-backed securities have not been reflected based on their contractual maturities.

Net investment income

(in thousands)                                                                   Year ended December 31,
                                                                     ------------------------------------------------
                                                                         2002             2001              2000
                                                                     --------------   --------------    -------------

Fixed income securities                                              $        1,430   $        1,328    $       1,215
Short-term investments                                                           64              139              390
                                                                     --------------   --------------    -------------
         Investment income, before expense                                    1,494            1,467            1,605
         Investment expense                                                      26               78               24
                                                                     --------------   --------------    -------------
         Net investment income                                       $        1,468   $        1,389    $       1,581
                                                                     ==============   ==============    =============

Realized capital gains and losses, after tax

     Realized capital gains and losses by security type, for the year ended
December 31, are as follows:

(in thousands)                                                            2002              2001             2000
                                                                      -------------     -------------     ------------

Fixed income securities                                               $         (36)    $         245     $         46
Other                                                                             -                 3                -
                                                                      -------------     -------------     ------------
     Realized capital gains and losses                                          (36)              248               46
     Income taxes                                                                13               (87)             (16)
                                                                      -------------     -------------     ------------
     Realized capital gains and losses, after tax                     $         (23)    $         161     $         30
                                                                      =============     =============     ============

     Gross losses of $36 thousand and $22 thousand were realized on sales of fixed income securities during 2002 and 2000, respectively. Gross gains of $245 thousand and $68 thousand were realized on sales of fixed income securities during 2001 and 2000, respectively. There were no gross losses for the year ended December 31, 2001 and no gross gains for the year ended December 31, 2002.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


Unrealized net capital gains and losses

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

(in thousands)                                   Fair            Gross unrealized          Unrealized
                                                             -------------------------
                                                 value         Gains         Losses        net gains
                                              ------------   -----------   -----------    -------------

Fixed income securities                       $     25,920   $     2,173   $        (3)   $       2,170
                                              ============   ===========   ===========
Deferred income taxes                                                                              (759)
                                                                                          -------------
Unrealized net capital gains and losses                                                   $       1,411
                                                                                          =============

Change in unrealized net capital gains and losses

(in thousands)                                                                    Year ended December 31,
                                                                      ------------------------------------------------
                                                                          2002              2001             2000
                                                                      -------------     -------------     ------------

 Fixed income securities                                              $       1,445     $        (207)    $        881
 Deferred income taxes                                                         (505)               73             (308)
                                                                      -------------     -------------     ------------
 Increase (decrease) in net unrealized capital gains and losses       $         940     $        (134)    $        573
                                                                      =============     =============     ============

Securities on deposit

     At December 31, 2002, fixed income securities with a carrying value of $8.0 million were on deposit with regulatory authorities as required by law.

5.   Financial Instruments

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including Reinsurance recoverables) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities that are considered financial instruments are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

Financial assets

     The carrying value and fair value of financial assets at December 31 are as follows:

(in thousands)                                                 2002                               2001
                                                  -------------------------------     ------------------------------
                                                    Carrying            Fair            Carrying           Fair
                                                     value             value             value            value
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $      25,920     $      25,920     $      20,997    $      20,997
Short-term investments                                    1,326             1,326             3,148            3,148
Separate Accounts                                       285,093           285,093           412,442          412,442

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value.
Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

                                       12

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Financial liabilities

     The carrying value and fair value of financial liabilities at December 31 are as follows:

(in thousands)                                                   2002                              2001
                                                     ------------------------------    -----------------------------
                                                       Carrying           Fair          Carrying           Fair
                                                        value             value           value            value
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $      11,345     $     11,446    $      4,584     $      4,228
Separate Accounts                                          285,093          285,093         412,442          412,442

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Separate Accounts liabilities are carried at the fair value of the underlying assets.

Off-balance-sheet financial instruments

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   Reserve for Life-Contingent Contract Benefits and Contractholder Funds

     The reserve for life-contingent  contract benefits consists of reserves for traditional  life  insurance.  The  reserve  is  determined  using the net level premium  reserve  method and reflects the  Company's  withdrawal  and  mortality experience  and interest  assumptions.  The  assumptions  utilized for mortality
generally  include  actual  company  experience  plus  loading.   Interest  rate
assumptions vary from 4.0% to 11.3%.

     At December 31, Contractholder funds consists of the following:

(in thousands)                                           2002                2001
                                                    ----------------    ----------------

Interest-sensitive life                             $        100,131    $        104,673
Investment contracts:
     Immediate annuities                                       1,915               2,067
     Fixed annuities                                           9,430               2,517
                                                    ----------------    ----------------
     Total Contractholder funds                     $        111,476    $        109,257
                                                    ================    ================

     The following table highlights the key contract provisions relating to Contractholder funds:


           Product                           Interest rate                              Withdrawal/Surrender Charges
-------------------------------   -------------------------------------           ----------------------------------------

Interest-sensitive life           Interest rates credited range from              Either a percentage of account balance
                                  4.5% - 6.4%                                     or dollar amount grading off generally
                                                                                  over 20 years

Investment contracts              Interest rates credited range from              Either a declining or a level
                                  3.1% to 7.7% for immediate                      percentage charge generally over nine
                                  annuities and 3.5% to 4.3% for                  years or less
                                  fixed annuities


                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

7.   Reinsurance

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. The agreements with non-affiliated reinsurers were primarily in connection with dispositions of blocks of business. The Company continues to have primary liability as the direct insurer for risks reinsured. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. The information presented below should be read in conjunction with Notes 2 and 3.

     In 1993, the Company reinsured substantially all of its existing block of single premium whole life business ("SPWL"), a type of interest-sensitive life product, with a subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"), a non-affiliated reinsurer. For financial reporting purposes, the Company will continue to reflect the contract liabilities assumed by John Hancock (in Contractholder funds), with an offsetting receivable from John Hancock of the same amount (in Reinsurance recoverables from non-affiliates), until the Company is relieved of its legal obligation to the SPWL contractholders. At December 31, 2002 and 2001, approximately $94.8 million and $98.9 million, respectively, of the Company's Contractholder funds (net of policy loans) is related to ceded SPWL business for which the Company continues to be liable to its contractholders.

     The Company has entered into reinsurance agreements with Conseco, Inc. ("Conseco"), a non-affiliated reinsurer, which resulted in the Company ceding life insurance and fixed annuity business to Conseco. All Reinsurance recoverables from Conseco are guaranteed by Leucadia National Corporation.

     The effects of reinsurance on premiums and contract charges are as follows:

(in thousands)                                                                   Year ended December 31,
                                                                    --------------------------------------------------
                                                                         2002               2001             2000
                                                                    --------------     --------------     ------------
Premiums and contract charges
Direct                                                              $        2,993     $        3,857     $      4,735
Ceded:
   Affiliate                                                                (2,859)            (3,721)          (4,598)
   Non-affiliate                                                              (134)              (136)            (137)
                                                                    --------------     --------------     ------------
Premiums and contract charges, net of reinsurance                   $            -     $            -     $          -
                                                                    ==============     ==============     ============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and other expenses are as follows:

(in thousands)                                                                     Year ended December 31,
                                                                    --------------------------------------------------
                                                                         2002               2001               2000
                                                                    --------------     --------------     ------------
Interest credited to contractholder funds, contract benefits and other expenses
Direct                                                              $        9,124     $       10,028     $     10,111
Ceded:
   Affiliate                                                                (2,611)            (1,356)          (1,624)
   Non-affiliate                                                            (6,513)            (8,672)          (8,487)
                                                                    --------------     --------------     ------------
     Interest credited to contractholder funds, contract
       benefits and other expenses, net of reinsurance              $            -     $            -     $          -
                                                                    ==============     ==============     ============

8.   Commitments and Contingent Liabilities

Regulation and legal proceedings

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.
                                       14

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Guaranty funds

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   Income Taxes

     The Company will file a separate federal income tax return until it can be consolidated with the Corporation's income tax return.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the Company's tax year ended June 30, 1999. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(in thousands)                                                        2002               2001
                                                                 ---------------    ----------------
Deferred assets
Differences in the tax bases of investments                      $             -    $             24
                                                                 ---------------    ----------------
      Total deferred assets                                                    -                  24
                                                                 ---------------    ----------------

Deferred liabilities
Unrealized net capital gains                                                (759)               (254)
Differences in the tax bases of investments                                  (15)                  -
                                                                 ---------------    ----------------
         Total deferred liabilities                                         (774)               (254)
                                                                 ---------------    ----------------
         Net deferred liability                                  $          (774)   $           (230)
                                                                 ===============    ================

     The components of income tax expense for the year ended December 31, are as follows:

(in thousands)                                                2002             2001             2000
                                                          --------------   --------------    ------------

Current                                                   $          363   $          536    $        585
Deferred                                                              39               24             (16)
                                                          --------------   --------------    ------------
    Total income tax expense                              $          402   $          560    $        569
                                                          ==============   ==============    ============

      The Company paid income taxes of $465 thousand, $727 thousand and $391 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

                                                                       Year ended December 31,
                                                      ----------------------------------------------------------
                                                           2002               2001                2000
                                                      ----------------   ----------------    ----------------
Statutory federal income tax rate                                 35.0 %             35.0 %              35.0 %
Tax-exempt income                                                 (0.6)              (0.5)                  -
Prior year true-up                                                (9.9)              (0.3)                  -
Adjustment for prior year tax liabilities                          3.6                  -                   -
                                                      ----------------   ----------------    ----------------
Effective income tax rate                                         28.1 %             34.2 %              35.0 %
                                                      ================   ================    ================

                                       15

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The Company completed a validation of its deferred tax accounts in the fourth quarter of 2002 and recorded an adjustment for prior period tax liabilities. This adjustment resulted in a deferred tax expense of $51 thousand.

10.  Statutory Financial Information

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

(in thousands)                                                      Net income                   Shareholder's equity
                                                        -----------------------------------    --------------------------
                                                          2002         2001         2000          2002           2001
                                                        ---------    ---------    ---------    -----------    -----------
Balance per GAAP                                        $   1,030    $   1,077    $   1,058    $    27,613    $    25,643
Unrealized gain on fixed income securities                      -            -            -         (2,170)          (725)
Deferred income taxes                                         (69)        (519)         365          1,499            594
Reserves and non-admitted assets                               (7)        (279)          17            (60)          (277)
Other                                                         (41)         619            -         (2,323)        (1,323)
                                                        ---------    ---------    ---------    -----------    -----------
Balance per statutory accounting practices              $     913    $     898    $   1,440    $    24,559    $    23,912
                                                        =========    =========    =========    ===========    ===========

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required insurance companies domiciled in Illinois to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company recorded an increase to surplus of $148 thousand effective January 1, 2001 as a result of recognizing a net deferred tax asset.

Dividends

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Illinois Department of Insurance is $2.5 million.

     In December of 2000, the Company paid a dividend of $1.5 million to ALIC of which $481 thousand was a return of capital. The Company did not pay any dividends in 2002 or 2001.

Risk-based capital

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was above a level that would require regulatory action.

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


11.  Other Comprehensive Income

      The components of Other comprehensive income on a pretax and after-tax basis are as follows:

(in thousands)
Unrealized capital gains and losses:
                                                                             2002
                                                              ------------------------------------
                                                                                          After-
                                                               Pretax        Tax           tax
                                                              ---------    ---------     ---------

Unrealized holding gains arising during the period            $   1,409    $    (493)    $     916
Less: reclassification adjustments                                  (36)          12           (24)
                                                              ---------    ---------     ---------
Unrealized net capital gains                                      1,445         (505)          940
                                                              ---------    ---------     ---------
Other comprehensive income                                    $   1,445    $    (505)    $     940
                                                              =========    =========     =========

                                                                             2001
                                                              ------------------------------------
                                                                                          After-
                                                               Pretax        Tax           tax
                                                              ---------    ---------     ---------
Unrealized holding gains arising during the period            $      41    $     (14)    $      27
Less: reclassification adjustments                                  248          (87)          161
                                                              ---------    ---------     ---------
Unrealized net capital (losses) gains                              (207)          73          (134)
                                                              ---------    ---------     ---------
Other comprehensive (loss) income                             $    (207)   $      73     $    (134)
                                                              =========    =========     =========

                                                                             2000
                                                              ------------------------------------
                                                                                          After-
                                                               Pretax        Tax           tax
                                                              ---------    ---------     ---------
Unrealized holding gains arising during the period            $     927    $    (324)    $     603
Less: reclassification adjustments                                   46          (16)           30
                                                              ---------    ---------     ---------
Unrealized net capital gains                                        881         (308)          573
                                                              ---------    ---------     ---------
Other comprehensive income                                    $     881    $    (308)    $     573
                                                              =========    =========     =========


                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                            SCHEDULE IV - REINSURANCE

                                                    Gross                                 Net
Year Ended December 31, 2002                        amount            Ceded             amount
---------------------------------------          -------------     -------------     -------------

Life insurance in force                          $      83,311     $      83,311     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       2,993     $       2,993     $           -
                                                 =============     =============     =============

                                                    Gross                                 Net
Year Ended December 31, 2001                        amount            Ceded             amount
---------------------------------------          -------------     -------------     -------------

Life insurance in force                          $      91,544     $      91,544     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       3,857     $       3,857     $           -
                                                 =============     =============     =============

                                                    Gross                                 Net
Year Ended December 31, 2000                        amount            Ceded             amount
---------------------------------------          -------------     -------------     -------------

Life insurance in force                          $     104,160     $     104,160     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       4,735     $       4,735     $           -
                                                 =============     =============     =============

                        --------------------------------------------------------
                        CHARTER NATIONAL
                        VARIABLE ANNUITY
                        ACCOUNT

                        FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                        AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                        AND DECEMBER 31, 2001, AND INDEPENDENT
                        AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Charter National Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Charter National Variable Annuity Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Charter National Variable Annuity Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                                ----------------------------------------------------------------------------------
                                                                                     Capital           Global           Growth
                                                    Balanced           Bond           Growth          Discovery       and Income
                                                --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value                       $   40,296,167   $   22,269,948   $   72,518,831   $   13,130,766   $   32,392,740
                                                --------------   --------------   --------------   --------------   --------------

  Total assets                                  $   40,296,167   $   22,269,948   $   72,518,831   $   13,130,766   $   32,392,740
                                                ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                              $   40,296,167   $   22,269,948   $   72,518,831   $   13,130,766   $   32,392,740
                                                --------------   --------------   --------------   --------------   --------------

  Total net assets                              $   40,296,167   $   22,269,948   $   72,518,831   $   13,130,766   $   32,392,740
                                                ==============   ==============   ==============   ==============   ==============

FUND SHARE INFORMATION
  Number of shares                                   4,145,696        3,190,537        6,278,687        1,883,898        4,777,690
                                                ==============   ==============   ==============   ==============   ==============

  Cost                                          $   50,412,354   $   21,659,144   $  121,373,547   $   17,009,704   $   45,355,211
                                                ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Scudder
                                                                                                     Variable Series II
                                                    Scudder Variable Series I Sub-Accounts              Sub-Account
                                                   ------------------------------------------------  ------------------
                                                                        Money         21st Century
                                                   International        Market           Growth           Growth
                                                   --------------   --------------   --------------  ------------------
ASSETS
Investments at fair value                          $   32,014,438   $   51,107,119   $    3,032,297  $        2,432,746
                                                   --------------   --------------   --------------  ------------------

  Total assets                                     $   32,014,438   $   51,107,119   $    3,032,297  $        2,432,746
                                                   ==============   ==============   ==============  ==================

NET ASSETS
Accumulation units                                 $   32,014,438   $   51,107,119   $    3,032,297  $        2,432,746
                                                   --------------   --------------   --------------  ------------------

  Total net assets                                 $   32,014,438   $   51,107,119   $    3,032,297  $        2,432,746
                                                   ==============   ==============   ==============  ==================

FUND SHARE INFORMATION
  Number of shares                                      4,910,190       51,107,119          828,496             163,711
                                                   ==============   ==============   ==============  ==================

  Cost                                             $   44,889,987   $   51,107,119   $    5,312,164  $        3,224,387
                                                   ==============   ==============   ==============  ==================

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Scudder Variable Series I Sub-Accounts
                                                        --------------------------------------------------------------------------
                                                                                          Capital         Global         Growth
                                                           Balanced        Bond            Growth        Discovery      and Income
                                                        -------------  -------------   -------------   -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $  1,362,064   $  1,144,692    $    313,763    $         --   $    402,414
Charges from Charter National Life Insurance Company:
    Mortality and expense risk                              (191,934)       (87,720)       (377,087)        (62,080)      (161,553)
    Contract administration                                 (141,970)       (64,290)       (279,389)        (46,537)      (121,104)
                                                        -------------  -------------   -------------   -------------  ------------
        Net investment income (loss)                       1,028,160        992,682        (342,713)       (108,617)       119,757
                                                        -------------  -------------   -------------   -------------  ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    9,794,693     13,060,681      46,838,762      15,731,562     16,057,417
    Cost of investments sold                              11,494,042     12,995,033      64,236,712      18,890,007     20,132,270
                                                        -------------  -------------   -------------   -------------  ------------
        Realized gains (losses) on fund shares            (1,699,349)        65,648     (17,397,950)     (3,158,445)    (4,074,853)

Realized gain distributions                                       --             --              --              --             --
                                                        -------------  -------------   -------------   -------------  ------------

        Net realized gains (losses)                       (1,699,349)        65,648     (17,397,950)     (3,158,445)    (4,074,853)

Change in unrealized gains (losses)                       (7,539,779)       329,595     (15,929,876)       (272,097)    (7,211,404)
                                                        -------------  -------------   -------------   -------------  ------------

        Net realized and unrealized gains
             (losses) on investments                      (9,239,128)       395,243     (33,327,826)     (3,430,542)   (11,286,257)
                                                        -------------  -------------   -------------   -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                     $ (8,210,968)  $  1,387,925    $(33,670,539)   $ (3,539,159)  $(11,166,500)
                                                        =============  =============   =============   =============  ============


See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Scudder
                                                                                                              Variable
                                                                                                              Series II
                                                         Scudder Variable Series I Sub-Accounts              Sub-Account
                                                        ------------------------------------------------   --------------
                                                                             Money         21st Century
                                                        International        Market           Growth            Growth
                                                        --------------   --------------   -------------    --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $     344,851    $     879,753    $          --    $          --
Charges from Charter National Life Insurance Company:
    Mortality and expense risk                               (156,909)        (239,182)         (18,908)         (13,042)
    Contract administration                                  (117,254)        (178,275)         (14,174)          (9,776)
                                                        --------------   --------------   --------------   --------------
        Net investment income (loss)                           70,688          462,296          (33,082)         (22,818)
                                                        --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    46,293,911      102,806,951        4,212,817        3,130,513
    Cost of investments sold                               59,000,417      102,806,951        6,195,384        3,845,739
                                                        --------------   --------------   --------------   --------------

        Realized gains (losses) on fund shares            (12,706,506)              --       (1,982,567)        (715,226)

Realized gain distributions                                        --               --               --               --
                                                        --------------   --------------   --------------   --------------

        Net realized gains (losses)                       (12,706,506)              --       (1,982,567)        (715,226)

Change in unrealized gains (losses)                         4,572,343               --         (832,912)        (502,212)
                                                        --------------   --------------   --------------   --------------

        Net realized and unrealized gains
             (losses) on investments                       (8,134,163)              --       (2,815,479)      (1,217,438)
                                                        --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                     $  (8,063,475)   $     462,296    $  (2,848,561)   $  (1,240,256)
                                                        ==============   ==============   ==============   ==============


See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Scudder Variable Series I Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                      Balanced                        Bond                     Capital Growth
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $  1,028,160   $  1,117,008   $    992,682   $    746,295   $   (342,713)  $   (420,997)
Net realized gains (losses)                   (1,699,349)     2,222,987         65,648         86,583    (17,397,950)     1,743,773
Change in unrealized gains (losses)           (7,539,779)    (7,580,492)       329,595        156,799    (15,929,876)   (33,924,281)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                             (8,210,968)    (4,240,497)     1,387,925        989,677    (33,670,539)   (32,601,505)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         496,474        359,039        155,584        280,410        642,113      1,114,890
Benefit payments                                (504,348)      (940,960)      (230,260)      (246,530)      (619,069)    (1,159,772)
Payments on termination                       (4,616,061)    (5,308,620)    (4,353,597)    (2,642,131)    (7,488,590)    (9,078,919)
Records maintenance charge                          (264)          (264)           (48)           (22)          (277)          (242)
Transfers among the sub-accounts
  and with the Fixed Account - net            (1,591,621)     1,397,817      3,324,033      4,274,174     (5,408,126)    (6,048,797)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                   (6,215,820)    (4,492,988)    (1,104,288)     1,665,901    (12,873,949)   (15,172,840)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (14,426,788)    (8,733,485)       283,637      2,655,578    (46,544,488)   (47,774,345)

NET ASSETS AT BEGINNING OF PERIOD             54,722,955     63,456,440     21,986,311     19,330,733    119,063,319    166,837,664
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 40,296,167   $ 54,722,955   $ 22,269,948   $ 21,986,311   $ 72,518,831   $119,063,319
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,434,963      1,538,796        937,190        894,190      2,556,988      2,853,303
  Units issued                                   150,769        186,183        527,359        505,868        958,541      1,385,575
  Units redeemed                                (334,204)      (290,016)      (568,393)      (462,868)    (1,353,119)    (1,681,890)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period           1,251,528      1,434,963        896,156        937,190      2,162,410      2,556,988
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                 Global Discovery              Growth and Income              International
                                            ---------------------------   ---------------------------   ---------------------------
                                                 2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $   (108,617)  $   (161,618)  $    119,757   $    274,273   $     70,688   $   (165,414)
Net realized gains (losses)                   (3,158,445)    (4,608,117)    (4,074,853)      (871,831)   (12,706,506)   (13,138,016)
Change in unrealized gains (losses)             (272,097)    (2,826,346)    (7,211,404)    (6,925,729)     4,572,343     (9,665,151)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                             (3,539,159)    (7,596,081)   (11,166,500)    (7,523,287)    (8,063,475)   (22,968,581)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         108,919        291,404        426,895        495,627        182,708        288,003
Benefit payments                                (159,645)       (33,981)      (571,267)      (382,939)      (248,460)      (208,618)
Payments on termination                       (1,620,656)    (1,732,910)    (4,647,323)    (5,129,602)    (4,545,260)    (4,428,157)
Records maintenance charge                            --             --             --             --            (69)          (105)
Transfers among the sub-accounts
  and with the Fixed Account - net              (359,506)    (3,732,953)    (2,043,065)       (15,161)    (1,214,545)    (5,552,983)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                   (2,030,888)    (5,208,440)    (6,834,760)    (5,032,075)    (5,825,626)    (9,901,860)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (5,570,047)   (12,804,521)   (18,001,260)   (12,555,362)   (13,889,101)   (32,870,441)

NET ASSETS AT BEGINNING OF PERIOD             18,700,813     31,505,334     50,394,000     62,949,362     45,903,539     78,773,980
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 13,130,766   $ 18,700,813   $ 32,392,740   $ 50,394,000   $ 32,014,438   $ 45,903,539
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       951,779      1,200,607      1,961,378      2,157,978      1,489,372      1,766,439
  Units issued                                   953,381      1,208,925        592,295        804,714      1,512,264      1,935,386
  Units redeemed                              (1,065,105)    (1,457,753)      (902,080)    (1,001,314)    (1,735,120)    (2,212,453)
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period             840,055        951,779      1,651,593      1,961,378      1,266,516      1,489,372
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                            Scudder Variable Series I Sub-Accounts
                                            ------------------------------------------------------------------------
                                               Large
                                              Company
                                             Growth (a)           Money Market               21st Century Growth
                                            ------------   ---------------------------   ---------------------------
                                                2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $    (15,192)  $    462,296   $  2,180,803   $    (33,082)  $    (69,159)
Net realized gains (losses)                   (2,832,093)            --             --     (1,982,567)    (4,982,428)
Change in unrealized gains (losses)            1,729,760             --             --       (832,912)     1,823,016
                                            ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                             (1,117,525)       462,296      2,180,803     (2,848,561)    (3,228,571)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          25,249        411,104        785,007         84,833        120,264
Benefit payments                                  (3,217)      (997,382)      (935,101)       (17,364)        (1,525)
Payments on termination                         (208,061)   (18,164,334)   (12,996,349)      (467,697)    (1,148,240)
Records maintenance charge                            --           (212)          (176)            --             --
Transfers among the sub-accounts
  and with the Fixed Account - net            (5,969,540)     1,762,564      9,456,542     (1,548,522)      (621,107)
                                            ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                   (6,155,569)   (16,988,260)    (3,690,077)    (1,948,750)    (1,650,608)
                                            ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (7,273,094)   (16,525,964)    (1,509,274)    (4,797,311)    (4,879,179)

NET ASSETS AT BEGINNING OF PERIOD              7,273,094     67,633,083     69,142,357      7,829,608     12,708,787
                                            ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $ 51,107,119   $ 67,633,083   $  3,032,297   $  7,829,608
                                            ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       657,018      3,179,050      3,279,904        758,394        940,124
  Units issued                                        --      6,077,614     10,268,792        424,926      1,844,691
  Units redeemed                                (657,018)    (6,778,337)   (10,369,646)      (679,827)    (2,026,421)
                                            ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period                  --      2,478,327      3,179,050        503,493        758,394
                                            ============   ============   ============   ============   ============

(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II


See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                            Scudder Variable
                                                               Series II
                                                              Sub-Account
                                                      -------------------------
                                                                Growth
                                                      -------------------------
                                                         2002          2001
                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                          $   (22,818)  $   (24,956)
Net realized gains (losses)                              (715,226)     (200,460)
Change in unrealized gains (losses)                      (502,212)     (289,429)
                                                      -----------   -----------

Increase (decrease) in net assets
  from operations                                      (1,240,256)     (514,845)
                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                   33,228        21,312
Benefit payments                                          (21,137)       (3,335)
Payments on termination                                  (477,572)     (164,670)
Records maintenance charge                                     --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                       (627,714)    5,427,735
                                                      -----------   -----------

Increase (decrease) in net assets
  from capital transactions                            (1,093,195)    5,281,042
                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                      (2,333,451)    4,766,197

NET ASSETS AT BEGINNING OF PERIOD                       4,766,197            --
                                                      -----------   -----------

NET ASSETS AT END OF PERIOD                           $ 2,432,746   $ 4,766,197
                                                      ===========   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                564,995            --
  Units issued                                            392,959       962,156
  Units redeemed                                         (546,558)     (397,161)
                                                      -----------   -----------
  Units outstanding at end of period                      411,396       564,995
                                                      ===========   ===========

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Charter National Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Charter National Life Insurance Company ("Charter National"). The assets of the Account are legally segregated from those of Charter National. Charter National is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Charter National issued the Scudder Horizon Plan variable annuity contract and the Helmsman variable annuity contract (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any Contract provisions wherein Charter National contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

          SCUDDER VARIABLE SERIES I
              Balanced                      Large Company Growth (Merged into
              Bond                            Scudder Variable Series II Growth)
              Capital Growth                International
              Global Discovery              Money Market
              Growth and Income             21st Century Growth
          SCUDDER VARIABLE SERIES II
              Growth

     Charter National provides insurance and administrative services to the contractholders for a fee. Charter National also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Charter National has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Charter National. Charter National is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Charter National assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily from the Scudder Horizon Plan contract at a rate equal to .40% per annum of the daily net assets of the Account, but reserves the right to increase the charges for this contract to .70%. For the Helmsman contract, the rate is .90% per annum. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts.

     CONTRACT ADMINISTRATION CHARGE - Charter National deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account for the Scudder Horizon Plan contract and .40% per annum of the daily net assets of the Account for the Helmsman contract. The contract administration charge is recognized as a reduction in unit values.

     RECORDS MAINTENANCE CHARGE - Charter National deducts an annual maintenance charge of $30 for the Helmsman contract if the accumulated value in a contract is less than $50,000. Charter National is permitted to deduct an annual maintenance charge of $40 for the Scudder Horizon Plan contract but did not do so in 2002 or 2001. These charges when made are recognized as redemption of units.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                           Purchases
                                                                         -------------
     Investments in the Scudder Variable Series I Sub-Accounts:
          Balanced                                                       $   4,607,033
          Bond                                                              12,949,075
          Capital Growth                                                    33,622,099
          Global Discovery                                                  13,592,058
          Growth and Income                                                  9,342,414
          International                                                     40,538,973
          Money Market                                                      86,280,986
          21st Century Growth                                                2,230,984

     Investments in the Scudder Variable Series II Sub-Account:
          Growth                                                             2,014,500
                                                                         -------------
                                                                         $ 205,178,122
                                                                         =============

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Charter National, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and contract administration charges which are assessed as a percentage of daily net assets.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

       ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

      *** Total Return - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                                Scudder Horizon Plan Contracts
                                                            ----------------------------------------------------------------------
                                                             At December 31,            For the year ended December 31,
                                                            ----------------  ----------------------------------------------------
                                                              Accumulation       Investment         Expense             Total
                                                               Unit Value       Income Ratio*        Ratio**          Return***
                                                            ----------------  ----------------  ----------------  ----------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced
        2002                                                   $    37.45           2.87 %            0.70 %          -15.67 %
        2001                                                        44.41           2.59              0.70             -6.72
     Bond
        2002                                                        31.93           5.17              0.70              6.90
        2001                                                        29.87           4.38              0.70              5.00
     Capital Growth
        2002                                                        37.79           0.33              0.70            -29.68
        2001                                                        53.74           0.36              0.70            -19.92
     Global Discovery
        2002                                                        15.63           0.00              0.70            -20.45
        2001                                                        19.65           0.00              0.70            -25.12
     Growth and Income
        2002                                                        19.61           0.97              0.70            -23.66
        2001                                                        25.69           1.16              0.70            -11.92
     International
        2002                                                        26.22           0.89              0.70            -18.94
        2001                                                        32.34           0.40              0.70            -31.34

--------------------------------------------------------------------------------

                                                                          Scudder Horizon Plan Contracts (continued)
                                                            ----------------------------------------------------------------------
                                                            At December 31,             For the year ended December 31,
                                                            ----------------  ----------------------------------------------------
                                                              Accumulation      Investment           Expense          Total
                                                               Unit Value      Income Ratio*         Ratio**         Return***
                                                            ----------------  ----------------  ----------------  ----------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Money Market
        2002                                                   $    22.59           1.48 %            0.70 %            0.78 %
        2001                                                        22.41           3.92              0.70              3.18
     21st Century Growth
        2002                                                         6.02           0.00              0.70            -41.66
        2001                                                        10.32           0.00              0.70            -23.63

Investments in the Scudder Variable Series II Sub-Account:
     Growth
        2002                                                         5.91           0.00              0.70            -29.90
        2001 (a)                                                     8.44           0.00              0.70            -23.80

                                                                                     Helmsman Contracts
                                                            ----------------------------------------------------------------------
                                                            At December 31,    For the year ended December 31,
                                                            ----------------  ----------------------------------------------------
                                                              Accumulation      Investment          Expense          Total
                                                               Unit Value      Income Ratio*        Ratio**          Return***
                                                            ----------------  ----------------  ----------------  ----------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced
        2002                                                   $     3.03           2.87 %            1.30 %          -16.18 %
        2001                                                         3.61           2.59              1.30             -7.29
     Bond
        2002                                                         2.47           5.17              1.30              6.26
        2001                                                         2.33           4.38              1.30              4.36
     Capital Growth
        2002                                                         3.24           0.33              1.30            -30.11
        2001                                                         4.63           0.36              1.30            -20.41
     International
        2002                                                         2.06           0.89              1.30            -19.43
        2001                                                         2.56           0.40              1.30            -31.76
     Money Market
        2002                                                         1.75           1.48              1.30              0.17
        2001                                                         1.74           3.92              1.30              2.55

(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

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                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a) Financial Statements

     All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

(1) Resolutions of the Board of Directors of Charter National Life Insurance Company authorizing establishment of the Variable Annuity Account.1/

(2) Not Applicable.

(3) (a) Form of Principal Underwriting Agreement between Charter National Life Insurance Company on its own behalf and on behalf of Charter National Variable Annuity Account, and CNL, Inc. 1/

     (b) Form of Expense Reimbursement Agreement between Charter National Life Insurance Company and CNL, Inc. 1/

     (c) Marketing and Solicitation Agreement dated as of September 30, 1988 among Scudder Investor Services, Inc., Charter National Life Insurance Company, Charter National Variable Annuity Account, and CNL, Inc. 1/

     (d) Principal Underwriting Agreement - Schedule A. 1/

     (e) Form of Principal Underwriting Agreement between Charter National Life Insurance Company and Allstate Life Insurance Services, Inc. 4/

(4) (a) Form of Contract for the Flexible Premium Variable Deferred Annuity. 1/

      (b) State Variations in Contract Form. 1/

      (c) General Account Endorsement. 1/

      (d) Individual Retirement Provision Contract Rider. 1/

      (e) Change in Ownership and Annuitant Contract Rider. 1/

      (f) Charges Endorsement. 1/

(5) (a) Form of Application for the Flexible Premium Variable Deferred Annuity.
1/

     (b) State Variations of Application Form. 1/

(6) (a) Articles of Incorporation of Charter National Life Insurance Company. 1/

     (b) By-Laws of Charter National Life Insurance Company. 1/

     (c) Articles of Reorganization of Charter National Life Insurance
Company.4/

     (d) Amended By-Laws of Charter National Life Insurance Company.4/

     (e) Resolutions of the Board of Directors of Charter National Life Insurance Company adopting Articles of Reorganization and By-Laws.4/

     (f) Amended By-Laws of Charter National Life Insurance Company.5/

(7) Not Applicable.

(8) (a) Participation Agreement dated September 3, 1993 between Scudder Variable Life Investment Fund and Charter National Life Insurance Company. 1/

     (b) Reimbursement Agreement dated June 9, 1986 between Scudder, Stevens & Clark Inc. and Charter National Life Insurance Company. 1/

     (c) Participating Contract and Policy Agreement and Amendments thereto dated June 4, 1986 between Scudder Investor Services, Inc. and CNL, Inc. 1/

     (d) Amendment to Participating Contract and Policy Agreement dated February 20, 1996. 1/

     (e) Purchase Agreement dated February 11, 1998 between Charter National Life Insurance Company, Leucadia National Corporation and Allstate Life Insurance Company. 2/

     (f) Form of Coinsurance Agreement between Charter National Life Insurance Company and Allstate Life Insurance Company. 2/

     (g) Form of Administrative Services Agreement between Charter National Life Insurance Company and Allstate Life Insurance Company. 2/

     (h) Form of Participation Agreement among Scudder Variable Series II, Scudder Investments, Inc. Kemper Distributors, Inc. and Charter National Life Insurance Company.5/

(9) Opinion and Consent of Counsel. 4/

(10) (a) Consent of Deloitte & Touche LLP 7/

(11) Not Applicable.

(12) Not Applicable.

(13)(a) Schedule for Computation of Performance Data. 1/4/5/

(13)(b) Performance Data Calculations. 7/

(14) Not Applicable.

(99) (a) Powers of Attorney for Samuel H. Pilch, Marla G. Friedman, John R. Hunter and John C. Lounds,.4/

       (b) Powers of Attorney for Margaret G. Dyer, J. Kevin McCarthy,.5/

       (c) Power of Attorney for Steven E. Shebik,.6/

       (d) Powers of Attorney for Casey J. Sylla.7/

1/ Previously filed in Registrant's Post-Effective Amendment No. 15 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 24, 1997(File No. 033-22925).

2/ Previously filed in Registrant's Post-Effective Amendment No. 17 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 24, 1998 File No. 033-22925).

3/ Previously filed in Registrant's Post-Effective Amendment No. 18 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 26, 1999 (File No. 033-22925).

4/ Previously filed in Registrant's Post-Effective Amendment No. 20 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on May 1, 2000 (File No. 033-22925)

5/ Previously filed in Registrant's Post-Effective Amendment No. 21 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 20, 2001 (File No. 033-22925)

6/(Previously filed in Registrant's Post-Effective Amendment No. 22 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 22, 2002 (File No. 033-22925).

   7/ Filed herewith.


Item 25.     Directors and Officers of the Depositor

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                  DEPOSITOR OF THE ACCOUNT


Margaret G. Dyer        Director
Marla G. Friedman       Director and Vice President
John C. Lounds          Director and Vice President
J. Kevin McCarthy       Director
Steven E. Shebik        Director, Vice President and Chief Financial Officer
Casey J. Sylla          Director, Chairman of the Board and President
Michael J. Velotta      Director, Vice President, General Counsel and Secretary
Eric A. Simonson        Senior Vice President and Chief Investment Officer
Samuel H. Pilch         Group Vice President and Controller
Karen C. Gardner        Vice President
John R. Hunter          Vice President
Mary J. McGinn          Vice President and Assistant Secretary
Kevin R. Slawin         Vice President
James P. Zils           Treasurer
Errol Cramer            Assistant Vice President and Appointed Actuary
Joanne M. Derrig        Assistant Vice President and Chief Privacy Officer
Joseph P. Rath          Assistant Vice President, Assistant General Counsel and Assistant
                        Secretary
Susan L. Lees           Assistant Secretary
Barry S. Paul           Assistant Treasurer


*The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation (File No. 1-11840) March 28, 2003.

Item 27. Number of Contract Owners

As of January 31, 2003 there were 6,466 owners of the Contract, of which 6,332 were Non-qualified and 126 were Qualified.

Item 28. Indemnification

The by-laws of both Charter National Life Insurance Company (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers, and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjusted to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than payment by the registrant of expenses incurred by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

ALFS, Inc. is the principal underwriter for the Charter National Variable Annuity Account, a separate account of Charter formed in connection with the distribution of variable annuity contracts by Charter.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Assurance Company Separate Account B
 Allstate Financial Advisors Separate Account I
Allstate Life Insurance Company Separate Account A
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate AccountA
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Annuity Account
Charter National Variable Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life and Annuity Company Variable Annuity Account
Glenbrook Life and Annuity Variable Account
Glenbrook Life Discover Variable Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Scudder Variable Account A
Glenbrook Life AIM Variable Separate Account A
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account


(b) The directors and officers of the principal underwriter are:

Name and Principal Business                  Positions and Officers
Address* of Each Such Person                 with Underwriter


J. Kevin McCarthy    Director, President and Chief Executive Officer
Casey J. Sylla       Director
Michael J. Velotta   Director and Secretary
Marion Goll          Vice President, Treasurer and Financial Operations
                     Principal
Brent H. Hamann      Vice President
Andrea J. Schur      Vice President
Maribel Gerstner     Assistant Vice President and Compliance Officer
Joanne M. Derrig     Assistant Vice President and Chief Privacy Officer
Joseph P. Rath       Assistant Vice President, Assistant General Counsel and Assistant
                     Secretary
William F. Emmons    Assistant Secretary
Susan L. Lees        Assistant Secretary
Barry S. Paul        Assistant Treasurer
James P. Zils        Assistant Treasurer
Mary Claire Sheehy   Chief Operations Officer

*The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506.
The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


 (c) Compensation of ALFS, Inc.

      None

Item 30.  Location of Accounts and Records

The Depositor, Charter National Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 31.  Management Services

   Not Applicable.


Item 32.  Undertakings

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contract may be accepted, Registrant furthermore agrees to include wither, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Charter National Life Insurance Company represents that it is relying upon a November 28, 1988 Securities and Exchange commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Charter National Life Insurance Company represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by charter National Life Insurance Company under the Contracts. Charter National Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Charter National Life Insurance Company to earn a profit; the degree to which the contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contract or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement and has caused this amended registration statement to be signed on its behalf in the Township of Northfield and the State of Illinois, on the 1st day of April, 2003.

                  By: Charter National Variable Annuity Account

                                  (Registrant)

                              /s/MICHAEL J. VELOTTA
                         ------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

                   By: Charter National Life Insurance Company
                                   (Depositor)

                              /s/MICHAEL J. VELOTTA
                         ------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Charter National Life Insurance Company on the 1st day of April, 2003.



/s/MICHAEL J. VELOTTA             Vice President, Secretary,
- ----------------------          General Counsel and Director
Michael J. Velotta

*/MARGARET G. DYER                Director
- ------------------
Margaret G. Dyer

*/J. KEVIN MCCARTHY               Director
- -------------------
J. Kevin McCarthy

*/STEVEN E. SHEBIK                Director, Vice President and Chief Financial Officer
                                 (Principal Financial Officer)
- ------------------
Steven E. Shebik

*/JOHN C. LOUNDS                  Vice President and Director
- -----------------
John C. Lounds

*/MARLA G. FRIEDMAN               Vice President and Director
- --------------------
Marla G. Friedman

*/CASEY J. SYLLA                  Director, President and Chairman of the Board
- ------------------
Casey J. Sylla


*/SAMUEL H. PILCH                Group Vice President and Controller
- ------------------              (Principal Accounting Officer)
Samuel H. Pilch


*/ By Michael J. Velotta, pursuant to Power of Attorney previously filed or filed herewith.

                                  Exhibit Index


(10)(a) Consent of Deloitte & Touche LLP
(13)(b) Performance Data Calculations
(99)(d) Power of Attorney for Casey J. Sylla

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                                       31